UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07239

Name of Registrant: Vanguard Horizon Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

Item 1: Schedule of Investments

Vanguard Strategic Equity Fund

Schedule of Investments
As of June 30, 2010

			Market
			Value
		Shares	($000)
Common Stocks (99.2%)[1]
Consumer Discretionary (15.8%)
	Ross Stores Inc.	541,462	28,855
*	Dollar Tree Inc.	662,720	27,589
	Whirlpool Corp.	309,811	27,208
*	Aeropostale Inc.	847,125	24,262
*	Valassis Communications Inc.	696,230	22,084
	Wyndham Worldwide Corp.	1,074,083	21,632
	Williams-Sonoma Inc.	766,500	19,025
*	Tempur-Pedic International Inc.	569,999	17,527
	Darden Restaurants Inc.	433,532	16,843
	DR Horton Inc.	1,701,802	16,729
	Gannett Co. Inc.	1,151,350	15,497
*	priceline.com Inc.	87,658	15,475
*	Big Lots Inc.	482,185	15,473
	Ltd Brands Inc.	608,400	13,427
*	TRW Automotive Holdings Corp.	453,648	12,507
	Cablevision Systems Corp. Class A	471,800	11,328
*	Autoliv Inc.	170,514	8,159
*	Talbots Inc.	769,300	7,931
*	ITT Educational Services Inc.	91,700	7,613
*	Panera Bread Co. Class A	95,262	7,172
*	Warnaco Group Inc.	181,859	6,572
	Bob Evans Farms Inc.	254,951	6,277
*	Jo-Ann Stores Inc.	166,538	6,247
*,^ Beazer Homes USA Inc.		1,523,840	5,532
	Meredith Corp.	175,920	5,476
*	Denny's Corp.	2,054,065	5,341
*	Tenneco Inc.	239,895	5,052
*	Lincoln Educational Services Corp.	242,571	4,995
	Tupperware Brands Corp.	120,228	4,791
	H&R Block Inc.	288,750	4,530
*	Domino's Pizza Inc.	379,200	4,285
	Jarden Corp.	155,828	4,187
	Cooper Tire & Rubber Co.	208,771	4,071
*	Dana Holding Corp.	407,025	4,070
	Scholastic Corp.	160,174	3,863
*	Carter's Inc.	132,200	3,470
*	Helen of Troy Ltd.	152,500	3,364
	PF Chang's China Bistro Inc.	84,402	3,347
*	CEC Entertainment Inc.	84,918	2,994
	Cracker Barrel Old Country Store Inc.	59,923	2,790
	Advance Auto Parts Inc.	45,600	2,288
*	La-Z-Boy Inc.	260,560	1,936
	Brinker International Inc.	117,500	1,699
*	Career Education Corp.	73,200	1,685
*	Papa John's International Inc.	50,000	1,156
*	HSN Inc.	38,600	926
*	AFC Enterprises Inc.	92,045	838
	Finish Line Inc. Class A	59,300	826
*	Pier 1 Imports Inc.	125,900	807

*	Office Depot Inc.	177,500	717
	DeVry Inc.	13,200	693
*	Journal Communications Inc. Class A	171,561	681
*	Stein Mart Inc.	107,545	670
*	Chipotle Mexican Grill Inc. Class A	4,600	629
*	Winnebago Industries Inc.	61,100	607
	Tiffany & Co.	15,500	588
	Cato Corp. Class A	26,594	586
	Dillard's Inc. Class A	25,400	546
*	Belo Corp. Class A	92,500	526
*	Liberty Media Corp. - Capital	12,100	507
	Service Corp. International	67,007	496
*	Cheesecake Factory Inc.	21,800	485
*	Steven Madden Ltd.	15,167	478
*	Skechers U.S.A. Inc. Class A	13,000	475
*	Liberty Media Corp. - Interactive	41,000	431
*	Hovnanian Enterprises Inc. Class A	112,900	415
	Hillenbrand Inc.	18,600	398
	Jones Apparel Group Inc.	23,000	365
*	Biglari Holdings Inc.	1,160	333
*	Lamar Advertising Co. Class A	13,500	331
*	Signet Jewelers Ltd.	11,500	316
*	Standard Pacific Corp.	94,800	316
*	Harman International Industries Inc.	10,500	314
*	Liz Claiborne Inc.	73,900	312
*	New York Times Co. Class A	35,400	306
*	Rent-A-Center Inc.	15,100	306
*	Jakks Pacific Inc.	21,000	302
*	Lear Corp.	4,500	298
*	Shutterfly Inc.	12,300	295
*	Clear Channel Outdoor Holdings Inc. Class A	33,300	289
*	Ruby Tuesday Inc.	33,100	281
*	DSW Inc. Class A	12,500	281
	Leggett & Platt Inc.	13,500	271
*	EW Scripps Co. Class A	36,200	270
*	Liberty Media Corp. - Starz	5,000	259
*	Corinthian Colleges Inc.	22,700	224
*,^ Brookfield Homes Corp.		31,800	214
	Chico's FAS Inc.	20,300	201
*	Kenneth Cole Productions Inc. Class A	17,900	197
	American Greetings Corp. Class A	10,200	191
*	Deckers Outdoor Corp.	1,300	186
	CKE Restaurants Inc.	14,700	184
*	J Crew Group Inc.	4,700	173
	Blyth Inc.	2,600	89
			456,783
Consumer Staples (4.9%)
	Dr Pepper Snapple Group Inc.	880,808	32,933
	Del Monte Foods Co.	1,766,745	25,423
	Estee Lauder Cos. Inc. Class A	307,900	17,159
	Mead Johnson Nutrition Co.	239,160	11,987
*	Revlon Inc. Class A	581,526	6,490
	Lancaster Colony Corp.	121,619	6,490
	Tyson Foods Inc. Class A	332,100	5,443
	Sanderson Farms Inc.	94,700	4,805
*	Central Garden and Pet Co. Class A	532,079	4,773
	Universal Corp.	109,836	4,358

Andersons Inc.	128,445	4,186
Herbalife Ltd.	77,929	3,589
Ruddick Corp.	98,900	3,065
* Whole Foods Market Inc.	55,300	1,992
* Chiquita Brands International Inc.	126,411	1,536
Casey's General Stores Inc.	39,400	1,375
* Central Garden and Pet Co.	130,751	1,243
* American Italian Pasta Co.	19,868	1,050
* United Natural Foods Inc.	29,200	873
SUPERVALU Inc.	71,500	775
* Boston Beer Co. Inc. Class A	9,400	634
Coca-Cola Bottling Co. Consolidated	6,900	331
Diamond Foods Inc.	8,000	329
Cal-Maine Foods Inc.	5,500	176
National Beverage Corp.	13,300	163
		141,178
Energy (7.0%)
Helmerich & Payne Inc.	693,742	25,335
* FMC Technologies Inc.	457,200	24,076
El Paso Corp.	2,070,854	23,007
Consol Energy Inc.	503,976	17,014
* Newfield Exploration Co.	311,151	15,203
* SM Energy Co.	292,300	11,739
Cimarex Energy Co.	150,325	10,760
* Oil States International Inc.	264,428	10,466
World Fuel Services Corp.	384,324	9,969
* Stone Energy Corp.	768,312	8,574
* Patriot Coal Corp.	492,397	5,786
* Tetra Technologies Inc.	543,190	4,932
* Oceaneering International Inc.	109,510	4,917
* International Coal Group Inc.	824,283	3,173
Southern Union Co.	135,342	2,959
* Rosetta Resources Inc.	145,745	2,887
* Concho Resources Inc.	48,500	2,684
* Matrix Service Co.	252,315	2,349
* Rowan Cos. Inc.	104,900	2,302
* Brigham Exploration Co.	121,366	1,867
* Gulfport Energy Corp.	99,096	1,175
Massey Energy Co.	42,923	1,174
EXCO Resources Inc.	62,800	918
* Warren Resources Inc.	257,800	748
* Forest Oil Corp.	25,900	709
* Venoco Inc.	35,600	586
* McMoRan Exploration Co.	50,700	563
* Complete Production Services Inc.	37,400	535
* Swift Energy Co.	18,700	503
Core Laboratories NV	3,400	502
* T-3 Energy Services Inc.	15,600	435
* Gran Tierra Energy Inc.	71,800	356
Berry Petroleum Co. Class A	13,800	355
* Crosstex Energy Inc.	48,575	311
* Helix Energy Solutions Group Inc.	24,800	267
* Gastar Exploration Ltd.	71,724	259
Sunoco Inc.	7,100	247
* Petroquest Energy Inc.	34,700	235
* OYO Geospace Corp.	4,100	199
* Cloud Peak Energy Inc.	14,600	194

* Unit Corp.	4,700	191
Range Resources Corp.	4,500	181
* ION Geophysical Corp.	48,600	169
W&T Offshore Inc.	16,000	151
* Delta Petroleum Corp.	175,000	150
* Energy XXI Bermuda Ltd.	7,800	123
		201,235
Financials (18.9%)
Unum Group	1,405,135	30,491
Bank of Hawaii Corp.	560,664	27,108
Torchmark Corp.	455,647	22,559
Platinum Underwriters Holdings Ltd.	519,300	18,845
New York Community Bancorp Inc.	1,109,870	16,948
* AmeriCredit Corp.	874,800	15,939
SL Green Realty Corp.	282,700	15,560
Ventas Inc.	329,528	15,471
American Financial Group Inc.	539,689	14,744
* Arch Capital Group Ltd.	195,692	14,579
Macerich Co.	382,828	14,287
Fifth Third Bancorp	1,130,052	13,888
* CB Richard Ellis Group Inc. Class A	963,800	13,117
Cullen/Frost Bankers Inc.	222,256	11,424
Duke Realty Corp.	936,700	10,632
CommonWealth REIT	1,642,600	10,201
Nelnet Inc. Class A	503,512	9,708
CBL & Associates Properties Inc.	761,724	9,476
Rayonier Inc.	212,850	9,370
BOK Financial Corp.	174,621	8,289
RenaissanceRe Holdings Ltd.	142,400	8,013
Jones Lang LaSalle Inc.	116,900	7,673
Hospitality Properties Trust	362,400	7,647
UMB Financial Corp.	212,788	7,567
Highwoods Properties Inc.	270,246	7,502
NBT Bancorp Inc.	338,230	6,907
Mack-Cali Realty Corp.	222,600	6,618
Bank of the Ozarks Inc.	183,987	6,526
Cash America International Inc.	185,200	6,347
Mid-America Apartment Communities Inc.	122,908	6,326
Brandywine Realty Trust	559,032	6,010
* Credit Acceptance Corp.	120,479	5,876
Federated Investors Inc. Class B	281,330	5,826
Sun Communities Inc.	222,143	5,767
^ Pennsylvania Real Estate Investment Trust	463,582	5,665
* Ezcorp Inc. Class A	303,217	5,625
City Holding Co.	192,455	5,366
* World Acceptance Corp.	138,768	5,316
Jefferies Group Inc.	249,300	5,255
Equity Lifestyle Properties Inc.	108,383	5,227
* PHH Corp.	250,600	4,771
Parkway Properties Inc.	324,475	4,728
Colonial Properties Trust	313,160	4,550
PS Business Parks Inc.	75,517	4,212
Unitrin Inc.	160,162	4,100
International Bancshares Corp.	238,425	3,979
Endurance Specialty Holdings Ltd.	103,526	3,885
Republic Bancorp Inc.	153,611	3,441
Provident Financial Services Inc.	293,425	3,430

Reinsurance Group of America Inc. Class A	69,007	3,154
* Cardtronics Inc.	242,676	3,145
Community Bank System Inc.	132,561	2,920
Advance America Cash Advance Centers Inc.	699,988	2,891
American Physicians Capital Inc.	90,857	2,803
Potlatch Corp.	77,300	2,762
Westamerica Bancorporation	51,819	2,722
Montpelier Re Holdings Ltd.	176,200	2,631
First Financial Bankshares Inc.	48,210	2,318
Ares Capital Corp.	181,412	2,273
Bancfirst Corp.	59,583	2,174
Prosperity Bancshares Inc.	62,200	2,161
* First Industrial Realty Trust Inc.	385,625	1,859
Provident New York Bancorp	209,469	1,854
* First Cash Financial Services Inc.	84,501	1,842
* Altisource Portfolio Solutions SA	70,447	1,743
* SLM Corp.	164,300	1,707
* Forestar Group Inc.	92,200	1,656
* FPIC Insurance Group Inc.	63,940	1,640
Suffolk Bancorp	49,681	1,537
Arrow Financial Corp.	65,707	1,518
NewAlliance Bancshares Inc.	134,204	1,504
Tompkins Financial Corp.	39,520	1,492
* Ashford Hospitality Trust Inc.	187,490	1,374
Apartment Investment & Management Co.	66,100	1,280
First Citizens BancShares Inc.	6,500	1,250
Flagstone Reinsurance Holdings SA	107,400	1,162
FBL Financial Group Inc. Class A	51,500	1,082
* ProAssurance Corp.	19,017	1,079
Southside Bancshares Inc.	51,395	1,009
Infinity Property & Casualty Corp.	20,071	927
GAMCO Investors Inc.	22,300	830
Boston Private Financial Holdings Inc.	126,000	810
CapLease Inc.	173,700	801
U-Store-It Trust	106,477	794
Hudson City Bancorp Inc.	63,100	772
Park National Corp.	11,500	748
* First Horizon National Corp.	62,609	717
Camden National Corp.	25,345	696
SCBT Financial Corp.	18,900	666
Commerce Bancshares Inc.	16,676	600
* Meridian Interstate Bancorp Inc.	54,766	597
* Strategic Hotels & Resorts Inc.	131,600	578
Medical Properties Trust Inc.	60,000	566
United Bankshares Inc.	23,285	557
Fulton Financial Corp.	52,900	511
Weingarten Realty Investors	26,300	501
Wintrust Financial Corp.	14,400	480
Douglas Emmett Inc.	33,600	478
Clifton Savings Bancorp Inc.	53,514	463
MFA Financial Inc.	61,600	456
NASB Financial Inc.	28,999	439
Winthrop Realty Trust	34,000	436
Amtrust Financial Services Inc.	35,500	427
Lexington Realty Trust	67,200	404
Glimcher Realty Trust	63,600	380
Hersha Hospitality Trust	82,500	373
* Sunstone Hotel Investors Inc.	35,400	352

Iberiabank Corp.	6,400	330
Great Southern Bancorp Inc.	15,615	317
Baldwin & Lyons Inc.	14,668	308
Protective Life Corp.	13,730	294
Dime Community Bancshares	22,198	274
* Grubb & Ellis Co.	276,388	271
* LaBranche & Co. Inc.	60,400	259
* FelCor Lodging Trust Inc.	50,419	252
Axis Capital Holdings Ltd.	7,800	232
Hanover Insurance Group Inc.	5,300	231
First Financial Bancorp	15,400	230
Regency Centers Corp.	6,600	227
* optionsXpress Holdings Inc.	14,300	225
* Signature Bank	5,900	224
Horace Mann Educators Corp.	14,200	217
Alterra Capital Holdings Ltd.	11,500	216
Cousins Properties Inc.	30,300	204
First Bancorp	13,068	189
Apollo Investment Corp.	18,300	171
1st Source Corp.	9,707	164
Abington Bancorp Inc.	18,200	159
* Avatar Holdings Inc.	2,330	45
		546,731
Health Care (11.6%)
AmerisourceBergen Corp. Class A	1,052,104	33,404
* Lincare Holdings Inc.	850,556	27,652
* Cephalon Inc.	456,100	25,884
STERIS Corp.	813,743	25,291
Perrigo Co.	426,200	25,176
Universal Health Services Inc. Class B	589,812	22,501
* Warner Chilcott PLC Class A	843,150	19,266
* Emergency Medical Services Corp. Class A	358,217	17,563
* Mylan Inc.	587,438	10,010
Cooper Cos. Inc.	236,615	9,415
* Incyte Corp. Ltd.	784,000	8,679
Invacare Corp.	410,354	8,511
* Hospira Inc.	146,390	8,410
* Odyssey HealthCare Inc.	271,154	7,245
* American Medical Systems Holdings Inc.	297,789	6,587
* Life Technologies Corp.	138,400	6,539
* Gentiva Health Services Inc.	229,913	6,210
* Sirona Dental Systems Inc.	177,600	6,188
* Millipore Corp.	52,800	5,631
* LifePoint Hospitals Inc.	143,135	4,494
* Valeant Pharmaceuticals International	73,436	3,840
* Bio-Rad Laboratories Inc. Class A	42,900	3,710
* Health Management Associates Inc. Class A	361,348	2,808
* Kensey Nash Corp.	110,671	2,624
* Bruker Corp.	210,087	2,555
* Par Pharmaceutical Cos. Inc.	88,904	2,308
Chemed Corp.	39,400	2,153
* DaVita Inc.	32,691	2,041
* Pharmasset Inc.	73,930	2,021
* Targacept Inc.	102,400	1,979
* Community Health Systems Inc.	56,800	1,920
Medicis Pharmaceutical Corp. Class A	77,900	1,704
* Cepheid Inc.	103,620	1,660

*	Nektar Therapeutics	123,672	1,496
*	Nabi Biopharmaceuticals	257,967	1,403
*	Myriad Genetics Inc.	86,600	1,295
*	Corvel Corp.	35,369	1,195
*	Impax Laboratories Inc.	56,100	1,069
*	Mettler-Toledo International Inc.	8,251	921
*	Affymetrix Inc.	154,900	914
	Cantel Medical Corp.	54,200	905
*	Kindred Healthcare Inc.	62,400	801
*	Micromet Inc.	115,342	720
*	Tenet Healthcare Corp.	156,400	679
*	Savient Pharmaceuticals Inc.	52,000	655
*	Dendreon Corp.	18,900	611
*	Akorn Inc.	196,842	585
*	Catalyst Health Solutions Inc.	16,200	559
*	PSS World Medical Inc.	23,295	493
	Owens & Minor Inc.	16,650	473
*,^ Amedisys Inc.		10,400	457
*	Triple-S Management Corp. Class B	22,869	424
*	Zymogenetics Inc.	98,000	414
*	Ardea Biosciences Inc.	19,700	405
*	Genomic Health Inc.	21,308	276
*,^ Protalix BioTherapeutics Inc.		44,700	273
*	Vertex Pharmaceuticals Inc.	8,200	270
*	Salix Pharmaceuticals Ltd.	5,405	211
*	Enzon Pharmaceuticals Inc.	19,800	211
*	Auxilium Pharmaceuticals Inc.	8,468	199
*	Universal American Corp.	11,800	170
			334,063
Industrials (13.1%)
	Cooper Industries PLC	688,450	30,292
	Pitney Bowes Inc.	1,256,800	27,599
	Joy Global Inc.	531,137	26,605
*	Owens Corning	883,751	26,433
*	EMCOR Group Inc.	1,048,967	24,305
*	Oshkosh Corp.	749,000	23,339
*	Avis Budget Group Inc.	1,970,600	19,351
*	Delta Air Lines Inc.	1,537,200	18,062
	Rockwell Automation Inc.	302,650	14,857
*	United Stationers Inc.	254,961	13,888
	Carlisle Cos. Inc.	205,060	7,409
	RR Donnelley & Sons Co.	452,300	7,404
*	URS Corp.	177,900	7,000
	Timken Co.	252,080	6,551
	Flowserve Corp.	74,094	6,283
	Cubic Corp.	145,033	5,276
	Triumph Group Inc.	75,583	5,036
*	UAL Corp.	232,100	4,772
	Briggs & Stratton Corp.	274,543	4,673
*	EnerSys	172,657	3,690
	Allegiant Travel Co. Class A	86,273	3,683
*	ATC Technology Corp.	227,614	3,669
	AO Smith Corp.	74,300	3,580
*	Beacon Roofing Supply Inc.	189,210	3,409
	Werner Enterprises Inc.	154,737	3,387
*	Consolidated Graphics Inc.	75,973	3,285
*	ArvinMeritor Inc.	233,887	3,064

Universal Forest Products Inc.	86,700	2,628
AAON Inc.	103,565	2,414
TAL International Group Inc.	106,105	2,384
NACCO Industries Inc. Class A	26,400	2,343
* Hawaiian Holdings Inc.	444,425	2,298
* Powell Industries Inc.	82,031	2,243
Textron Inc.	126,500	2,147
Toro Co.	40,200	1,975
* Armstrong World Industries Inc.	63,500	1,916
* School Specialty Inc.	101,617	1,836
* Macquarie Infrastructure Co. LLC	141,900	1,815
* GenCorp Inc.	413,200	1,810
Kaman Corp.	81,141	1,795
* Pacer International Inc.	250,100	1,748
ABM Industries Inc.	82,342	1,725
Crane Co.	55,400	1,674
* M&F Worldwide Corp.	60,100	1,629
Avery Dennison Corp.	50,100	1,610
Standex International Corp.	57,750	1,464
Schawk Inc. Class A	97,500	1,458
* Blount International Inc.	135,182	1,388
* Alaska Air Group Inc.	28,165	1,266
* Waste Services Inc.	105,048	1,225
* AMR Corp.	174,400	1,182
Ennis Inc.	76,525	1,149
* Thomas & Betts Corp.	32,800	1,138
Regal-Beloit Corp.	19,700	1,099
* Terex Corp.	55,500	1,040
* Dollar Thrifty Automotive Group Inc.	23,940	1,020
AZZ Inc.	27,100	996
Textainer Group Holdings Ltd.	40,144	969
* USG Corp.	79,100	955
Seaboard Corp.	604	912
Nordson Corp.	15,400	864
Tredegar Corp.	48,720	795
HNI Corp.	27,466	758
Towers Watson & Co. Class A	19,200	746
* Gibraltar Industries Inc.	72,300	730
* Vicor Corp.	56,790	709
* DynCorp International Inc. Class A	35,541	623
Deluxe Corp.	31,713	595
Aircastle Ltd.	70,900	557
* ACCO Brands Corp.	107,615	537
* WESCO International Inc.	15,200	512
* Genco Shipping & Trading Ltd.	31,100	466
Watts Water Technologies Inc. Class A	16,200	464
* Dycom Industries Inc.	52,100	445
* SFN Group Inc.	79,000	431
Bowne & Co. Inc.	37,800	424
Kimball International Inc. Class B	75,333	417
Ampco-Pittsburgh Corp.	19,974	416
Albany International Corp.	25,500	413
Quanex Building Products Corp.	23,780	411
Lindsay Corp.	12,700	402
Lawson Products Inc.	23,370	397
* Ladish Co. Inc.	16,600	377
Interface Inc. Class A	33,645	361
* Amerco Inc.	6,400	352

	Cintas Corp.	14,300	343
*	EnPro Industries Inc.	11,900	335
	Ryder System Inc.	7,500	302
*	GrafTech International Ltd.	20,164	295
*	Layne Christensen Co.	12,125	294
	Manpower Inc.	6,503	281
	Tennant Co.	8,016	271
*	Atlas Air Worldwide Holdings Inc.	5,700	271
	Mueller Water Products Inc. Class A	71,600	266
*,^ Capstone Turbine Corp.		268,100	263
	Viad Corp.	13,700	242
	Great Lakes Dredge & Dock Corp.	39,600	238
	Valmont Industries Inc.	3,200	232
*	APAC Customer Services Inc.	38,558	220
*	American Reprographics Co.	25,000	218
*	Columbus McKinnon Corp.	15,100	211
*	Sauer-Danfoss Inc.	16,343	200
	John Bean Technologies Corp.	11,405	174
*	Fushi Copperweld Inc.	21,100	173
*	Corrections Corp. of America	7,900	151
*	WABCO Holdings Inc.	4,715	148
	Standard Register Co.	42,798	134
*	Trimas Corp.	5,900	67
			378,684
Information Technology (16.1%)
	Xilinx Inc.	1,228,312	31,027
*	Micron Technology Inc.	3,415,850	29,001
	Computer Sciences Corp.	628,292	28,430
*	Rovi Corp.	728,108	27,603
*	Western Digital Corp.	845,300	25,494
*	Avnet Inc.	1,018,400	24,554
*	Hewitt Associates Inc. Class A	683,922	23,568
*	Seagate Technology	1,757,300	22,915
	Earthlink Inc.	2,570,905	20,464
*	Marvell Technology Group Ltd.	1,232,239	19,420
*	CSG Systems International Inc.	989,381	18,135
*	Plexus Corp.	554,466	14,826
*	Anixter International Inc.	297,768	12,685
*	Advanced Micro Devices Inc.	1,581,500	11,577
	Solera Holdings Inc.	296,380	10,729
*	Mantech International Corp. Class A	200,969	8,555
*	VeriFone Systems Inc.	450,950	8,537
*	LSI Corp.	1,664,700	7,658
*	Multi-Fineline Electronix Inc.	281,158	7,018
*	Teradata Corp.	220,102	6,709
*	RF Micro Devices Inc.	1,568,806	6,134
*	TIBCO Software Inc.	424,069	5,114
*	Sybase Inc.	78,785	5,094
*	SuccessFactors Inc.	231,700	4,817
*	SYNNEX Corp.	187,674	4,808
*	Acxiom Corp.	308,996	4,539
	iGate Corp.	353,714	4,535
*	QLogic Corp.	242,993	4,039
*	ANSYS Inc.	96,400	3,911
*,^ Power-One Inc.		571,900	3,860
	Syntel Inc.	113,023	3,837
*	Tech Data Corp.	78,300	2,789

* Netscout Systems Inc.	141,605	2,014
* Manhattan Associates Inc.	72,200	1,989
* Sanmina-SCI Corp.	142,981	1,946
* BMC Software Inc.	51,700	1,790
* AOL Inc.	85,000	1,767
CTS Corp.	177,152	1,637
* Unisys Corp.	88,506	1,636
* Cybersource Corp.	63,100	1,611
* Global Cash Access Holdings Inc.	206,425	1,488
* Conexant Systems Inc.	640,631	1,435
* Insight Enterprises Inc.	101,600	1,337
* MercadoLibre Inc.	23,200	1,219
* Quantum Corp.	633,030	1,190
* VeriSign Inc.	44,700	1,187
Opnet Technologies Inc.	77,424	1,137
* Arris Group Inc.	98,000	999
* Vishay Intertechnology Inc.	125,500	971
* SanDisk Corp.	21,500	905
* InterDigital Inc.	35,800	884
* Ariba Inc.	53,900	859
* Veeco Instruments Inc.	25,000	857
* Lattice Semiconductor Corp.	195,800	850
Plantronics Inc.	29,000	829
* Teradyne Inc.	84,117	820
Global Payments Inc.	20,600	753
* NeuStar Inc. Class A	34,900	720
* TriQuint Semiconductor Inc.	117,395	717
* Gartner Inc.	30,800	716
* Oplink Communications Inc.	48,726	698
* JDA Software Group Inc.	31,129	684
Agilysys Inc.	98,000	656
Jabil Circuit Inc.	47,900	637
* Benchmark Electronics Inc.	40,008	634
* Red Hat Inc.	21,200	614
* SonicWALL Inc.	51,500	605
* Loral Space & Communications Inc.	13,643	583
* Brightpoint Inc.	82,911	580
* Interactive Intelligence Inc.	33,669	553
* Fairchild Semiconductor International Inc. Class A	57,400	483
Blackbaud Inc.	21,400	466
* Entegris Inc.	112,000	445
Lender Processing Services Inc.	14,000	438
* Atheros Communications Inc.	15,600	430
* Aruba Networks Inc.	29,700	423
* Diodes Inc.	26,500	421
* Internet Capital Group Inc.	54,000	410
KLA-Tencor Corp.	13,600	379
* Isilon Systems Inc.	28,378	364
* Ciena Corp.	27,900	354
* ModusLink Global Solutions Inc.	57,200	345
* IAC/InterActiveCorp	15,600	343
* Netgear Inc.	18,800	335
MAXIMUS Inc.	5,170	299
* Checkpoint Systems Inc.	17,100	297
* WebMD Health Corp.	6,200	288
* Flextronics International Ltd.	48,087	269
* RealNetworks Inc.	75,800	250
* Net 1 UEPS Technologies Inc.	18,500	248

* SMART Modular Technologies WWH Inc.	42,400	248
* LoopNet Inc.	20,100	248
* Internap Network Services Corp.	58,600	244
* Novell Inc.	42,600	242
* MicroStrategy Inc. Class A	3,200	240
* Omnivision Technologies Inc.	11,200	240
Methode Electronics Inc.	24,600	240
DST Systems Inc.	6,500	235
* Magma Design Automation Inc.	81,800	232
* Blue Coat Systems Inc.	11,000	225
* Bottomline Technologies Inc.	16,641	217
* MICROS Systems Inc.	6,800	217
* Lexmark International Inc. Class A	6,500	215
* Knot Inc.	27,400	213
* Atmel Corp.	44,200	212
* Volterra Semiconductor Corp.	9,152	211
* Liquidity Services Inc.	15,700	203
* MKS Instruments Inc.	10,800	202
* Avago Technologies Ltd.	9,500	200
* Silicon Image Inc.	55,600	195
* Progress Software Corp.	6,000	180
* IXYS Corp.	20,200	179
* Kulicke & Soffa Industries Inc.	24,900	175
* JDS Uniphase Corp.	17,700	174
Renaissance Learning Inc.	11,200	165
* Rambus Inc.	8,700	152
		465,680
Materials (5.6%)
Eastman Chemical Co.	485,428	25,902
Celanese Corp. Class A	969,790	24,158
Walter Energy Inc.	378,650	23,041
Greif Inc. Class A	286,675	15,922
Rock-Tenn Co. Class A	228,758	11,362
Lubrizol Corp.	139,900	11,235
Silgan Holdings Inc.	254,372	7,219
Domtar Corp.	111,200	5,466
* Century Aluminum Co.	599,286	5,292
Innophos Holdings Inc.	157,285	4,102
Schweitzer-Mauduit International Inc.	78,039	3,937
Stepan Co.	38,226	2,616
Ball Corp.	42,300	2,235
* Buckeye Technologies Inc.	209,758	2,087
Ashland Inc.	40,700	1,889
* Boise Inc.	330,240	1,813
* Clearwater Paper Corp.	30,271	1,658
A Schulman Inc.	78,810	1,494
* Solutia Inc.	96,600	1,266
* Graphic Packaging Holding Co.	383,629	1,208
* PolyOne Corp.	119,150	1,003
Sonoco Products Co.	30,203	921
Reliance Steel & Aluminum Co.	20,800	752
Cytec Industries Inc.	15,400	616
* Titanium Metals Corp.	26,500	466
* KapStone Paper and Packaging Corp.	41,100	458
NewMarket Corp.	5,222	456
Haynes International Inc.	13,200	407
Neenah Paper Inc.	19,200	351

Carpenter Technology Corp.	10,700	351
* WR Grace & Co.	13,200	278
Olympic Steel Inc.	10,200	234
Valspar Corp.	6,600	199
American Vanguard Corp.	21,600	171
* Innospec Inc.	17,000	159
* Kraton Performance Polymers Inc.	6,014	113
		160,837
Telecommunication Services (0.9%)
* Cincinnati Bell Inc.	3,952,200	11,896
* tw telecom inc Class A	284,700	4,749
Frontier Communications Corp.	563,800	4,009
USA Mobility Inc.	154,015	1,990
Consolidated Communications Holdings Inc.	68,874	1,171
* United States Cellular Corp.	21,300	876
* Vonage Holdings Corp.	272,000	626
Telephone & Data Systems Inc.	20,400	620
* PAETEC Holding Corp.	68,786	235
		26,172
Utilities (5.3%)
CMS Energy Corp.	1,868,462	27,373
CenterPoint Energy Inc.	2,034,808	26,778
Oneok Inc.	473,145	20,464
Atmos Energy Corp.	481,911	13,031
AGL Resources Inc.	304,910	10,922
DTE Energy Co.	179,100	8,169
IDACORP Inc.	162,944	5,421
DPL Inc.	221,100	5,284
Southwest Gas Corp.	171,000	5,044
NSTAR	102,655	3,593
Avista Corp.	161,629	3,157
Integrys Energy Group Inc.	69,000	3,018
NiSource Inc.	167,300	2,426
NorthWestern Corp.	88,397	2,316
Questar Corp.	50,900	2,315
National Fuel Gas Co.	41,800	1,918
PNM Resources Inc.	170,335	1,904
Nicor Inc.	46,100	1,867
* El Paso Electric Co.	86,500	1,674
WGL Holdings Inc.	36,971	1,258
Unisource Energy Corp.	37,700	1,138
Hawaiian Electric Industries Inc.	23,580	537
* Calpine Corp.	32,000	407
Energen Corp.	7,600	337
CH Energy Group Inc.	8,300	326
Cleco Corp.	9,500	251
Pinnacle West Capital Corp.	6,600	240
UIL Holdings Corp.	9,400	235
Laclede Group Inc.	6,900	229
Piedmont Natural Gas Co. Inc.	8,700	220
* Dynegy Inc. Class A	54,820	211
OGE Energy Corp.	3,700	135
		152,198
Total Common Stocks (Cost $2,708,636)		2,863,561

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.2%)[1]
Money Market Fund (1.1%)
[2,3] Vanguard Market Liquidity Fund	0.286%		33,118,000	33,118

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Fannie Mae Discount Notes	0.250%	7/14/10	500	500
[4,5] Freddie Mac Discount Notes	0.270%	9/14/10	2,000	1,999
				2,499
Total Temporary Cash Investments (Cost $35,616)				35,617
Total Investments (100.4%) (Cost $2,744,252)				2,899,178
Other Assets and Liabilities-Net (-0.4%)[2]				(12,769)
Net Assets (100%)				2,886,409

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $8,016,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.3%, respectively, of net assets.
2 Includes $8,775,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $2,499,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Strategic Equity Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2010	272	16,532	(642)
S&P MidCap 400 Index	September 2010	20	7,100	(457)
E-mini S&P MidCap Index	September 2010	13	923	(65)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,863,561	-	-
Temporary Cash Investments	33,118	2,499	-
Futures Contracts—Liabilities[1]	(245)	-	-
Total	2,896,434	2,499	-
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2010, the cost of investment securities for tax purposes was $2,744,252,000. Net unrealized appreciation of investment securities for tax purposes was $154,926,000, consisting of unrealized gains of $365,997,000 on securities that had risen in value since their purchase and $211,071,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Opportunity Fund

Schedule of Investments
As of June 30, 2010

			Market
			Value
		Shares	($000)
Common Stocks (96.5%)
Consumer Discretionary (14.9%)
*	DIRECTV Class A	6,646,376	225,445
*	Bed Bath & Beyond Inc.	3,267,600	121,163
*,1 Dress Barn Inc.		4,851,500	115,514
	Whirlpool Corp.	1,191,100	104,602
	TJX Cos. Inc.	2,485,000	104,246
*	CarMax Inc.	4,812,800	95,775
	Nordstrom Inc.	1,425,000	45,871
*	O'Reilly Automotive Inc.	940,000	44,706
	Men's Wearhouse Inc.	2,200,000	40,392
*	99 Cents Only Stores	2,200,000	32,560
	Lowe's Cos. Inc.	1,550,000	31,651
*	Amazon.com Inc.	260,300	28,440
	Gentex Corp.	1,501,100	26,990
	Best Buy Co. Inc.	750,000	25,395
*	Quiksilver Inc.	5,796,500	21,447
	Chico's FAS Inc.	2,000,000	19,760
	Carnival Corp.	208,200	6,296
*,1 Strattec Security Corp.		217,000	4,796
*	DreamWorks Animation SKG Inc. Class A	35,000	999
			1,096,048
Energy (4.3%)
	Murphy Oil Corp.	2,000,000	99,100
	Noble Energy Inc.	971,800	58,629
*	Oceaneering International Inc.	1,000,000	44,900
	National Oilwell Varco Inc.	1,050,000	34,723
*	Plains Exploration & Production Co.	1,166,500	24,042
	ConocoPhillips	350,000	17,181
*	Exterran Holdings Inc.	624,400	16,116
*	Pride International Inc.	415,000	9,271
	Cabot Oil & Gas Corp.	295,000	9,239
*	Transocean Ltd.	100,000	4,633
*	Seahawk Drilling Inc.	165,000	1,604
			319,438
Financials (0.3%)
	Chubb Corp.	390,000	19,504

Health Care (25.7%)
	Eli Lilly & Co.	7,814,700	261,792
*	Amgen Inc.	4,662,700	245,258
*	Biogen Idec Inc.	4,641,031	220,217
	Roche Holding AG	1,524,000	209,766
	Medtronic Inc.	5,241,800	190,120
	Novartis AG ADR	3,785,000	182,891
*	Dendreon Corp.	3,634,100	117,490
*	Millipore Corp.	930,800	99,270
*	BioMarin Pharmaceutical Inc.	5,054,100	95,826
*	Life Technologies Corp.	1,931,445	91,261
*	Boston Scientific Corp.	12,323,400	71,476

*	Cerner Corp.	450,000	34,150
*	Edwards Lifesciences Corp.	600,000	33,612
*	Illumina Inc.	469,000	20,416
*	Affymetrix Inc.	1,300,000	7,670
*	Pharmacyclics Inc.	1,045,062	6,960
*	Waters Corp.	89,000	5,758
*	Charles River Laboratories International Inc.	98,000	3,353
*	InterMune Inc.	22,000	206
			1,897,492
Industrials (12.1%)
	FedEx Corp.	3,426,750	240,249
*,1 Thomas & Betts Corp.		3,311,000	114,892
	Southwest Airlines Co.	9,919,100	110,201
	Rockwell Automation Inc.	1,950,000	95,725
*	McDermott International Inc.	3,000,000	64,980
*	AMR Corp.	8,915,200	60,445
	Pall Corp.	1,400,000	48,118
	CH Robinson Worldwide Inc.	820,000	45,641
^	Ritchie Bros Auctioneers Inc.	1,663,100	30,302
*	JetBlue Airways Corp.	4,641,050	25,479
	Expeditors International of Washington Inc.	550,000	18,981
	Union Pacific Corp.	250,000	17,378
	SPX Corp.	225,000	11,882
*	Chicago Bridge & Iron Co. NV	368,930	6,940
*	Jacobs Engineering Group Inc.	112,801	4,110
*	US Airways Group Inc.	57,000	491
			895,814
Information Technology (35.5%)
*	Cree Inc.	4,119,900	247,318
*	Research In Motion Ltd.	4,679,600	230,517
	Altera Corp.	7,587,700	188,251
	ASML Holding NV	6,629,144	182,103
*	Google Inc. Class A	384,000	170,861
	Corning Inc.	10,132,400	163,638
*	Symantec Corp.	10,379,600	144,069
*	Electronic Arts Inc.	8,263,700	118,997
*	NVIDIA Corp.	10,722,650	109,478
*	Rambus Inc.	5,235,000	91,717
	Microsoft Corp.	3,865,000	88,934
*	Trimble Navigation Ltd.	2,818,200	78,910
	Texas Instruments Inc.	2,816,600	65,570
*,1 FormFactor Inc.		5,808,300	62,730
*	Adobe Systems Inc.	2,270,000	59,996
*	SanDisk Corp.	1,419,948	59,737
	Hewlett-Packard Co.	1,350,000	58,428
*	Flextronics International Ltd.	10,060,000	56,336
*	NeuStar Inc. Class A	2,631,000	54,251
*	EMC Corp.	2,825,000	51,697
*	Micron Technology Inc.	5,550,000	47,119
	Intersil Corp. Class A	3,409,700	41,291
	Plantronics Inc.	1,150,000	32,890
*	Motorola Inc.	4,800,000	31,296
*	eBay Inc.	1,400,000	27,454
*,1 Descartes Systems Group Inc.		4,645,000	24,665
*	Akamai Technologies Inc.	412,900	16,751
*	Intuit Inc.	470,000	16,342
*	Rovi Corp.	360,000	13,648

	QUALCOMM Inc.		390,000	12,808
	Xilinx Inc.		430,000	10,862
*	Nuance Communications Inc.		550,000	8,223
*	Entegris Inc.		2,019,231	8,016
*	Ciena Corp.		607,142	7,699
*	Cymer Inc.		250,000	7,510
*	Brocade Communications Systems Inc.		1,350,000	6,966
*	FEI Co.		320,000	6,307
*	Citrix Systems Inc.		90,000	3,801
*	Apple Inc.		14,000	3,521
	Jabil Circuit Inc.		220,000	2,926
*	Verigy Ltd.		300,000	2,607
*	Avid Technology Inc.		10,000	127
				2,616,367
Materials (3.1%)
	Monsanto Co.		4,958,186	229,168

Telecommunication Services (0.4%)
*	Sprint Nextel Corp.		7,814,700	33,134

Utilities (0.2%)
*	AES Corp.		1,352,000	12,493

Total Common Stocks (Cost $6,099,944)				7,119,458
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (4.0%)
Money Market Fund (4.0%)
[2,3] Vanguard Market Liquidity Fund (Cost $296,779)
		0.286%	296,779,358	296,779

Total Investments (100.5%) (Cost $6,396,723)				7,416,237
Other Assets and Liabilities-Net (-0.5%)[3]				(38,726)
Net Assets (100%)				7,377,511

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $19,519,000.
* Non-income-producing security.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $20,355,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's

Capital Opportunity Fund

pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Sept. 30, 2009		from		June 30, 2010
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
BioMarin Pharmaceutical Inc.	NA1	1,522	—	—	NA1
Descartes Systems Group Inc.	24,851	—	—	—	24,665
Dress Barn, Inc.	86,987	—	—	—	115,514
FormFactor, Inc.	143,121	—	2,560	—	62,730
Strattec Security Corp.	3,094	—	—	—	4,796
Thomas & Betts Corp.	99,595	—	—	—	114,892
	357,648	1,522	2,560		322,597
1 Not applicable — At September 30, 2009 and June 30, 2010, the issuer was not an affiliated company of the fund, but was affiliated during the period.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000
Common Stocks	6,909,692	209,766	—
Temporary Cash Investments	296,779	—	—
Total	7,206,471	209,766	—

Capital Opportunity Fund

E. At June 30, 2010, the cost of investment securities for tax purposes was $6,396,723,000. Net unrealized appreciation of investment securities for tax purposes was $1,019,514,000, consisting of unrealized gains of $2,119,355,000 on securities that had risen in value since their purchase and $1,099,841,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global Equity Fund

Schedule of Investments
As of June 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (97.3%)[1]
Australia (1.9%)
Santos Ltd.	1,639,919	17,138
Origin Energy Ltd.	1,332,853	16,628
Rio Tinto Ltd.	225,762	12,416
National Australia Bank Ltd.	186,400	3,604
Australia & New Zealand Banking Group Ltd.	174,900	3,142
BHP Billiton Ltd.	86,638	2,695
Amcor Ltd.	431,936	2,302
Brambles Ltd.	480,876	2,190
Orica Ltd.	67,334	1,416
* Iluka Resources Ltd.	190,044	734
Alumina Ltd.	544,419	689
Intoll Group	392,681	342
Beach Energy Ltd.	500,099	287
		63,583
Austria (0.0%)
Oesterreichische Post AG	19,555	480
bwin Interactive Entertainment AG	8,217	363
		843
Belgium (0.2%)
Anheuser-Busch InBev NV	89,516	4,304
Groupe Bruxelles Lambert SA	30,257	2,098
		6,402
Brazil (0.7%)
Vale SA Class B Pfd. ADR	344,400	7,239
Banco do Brasil SA	491,500	6,805
* OGX Petroleo e Gas Participacoes SA	267,300	2,483
Petroleo Brasileiro SA ADR Type A	71,700	2,137
Itau Unibanco Holding SA ADR	93,525	1,684
BM&FBovespa SA	243,200	1,576
Petroleo Brasileiro SA Prior Pfd.	63,100	943
Ferbasa-Ferro Ligas DA Bahia Prior Pfd.	75,400	443
Odontoprev SA	5,818	201
		23,511
Canada (3.2%)
^ Rogers Communications Inc. Class B	753,748	24,626
Bombardier Inc.	4,132,369	18,788
* Research In Motion Ltd.	278,674	13,727
EnCana Corp.	356,204	10,788
Imperial Oil Ltd.	218,542	7,961
Nexen Inc.	355,233	6,988
^ Penn West Energy Trust	238,238	4,543
BCE Inc.	142,465	4,157
*,^ ACE Aviation Holdings Inc. Class A	404,559	3,139
National Bank of Canada	59,600	3,048
* CGI Group Inc. Class A	191,600	2,851
Onex Corp.	100,331	2,412
Fairfax Financial Holdings Ltd.	5,855	2,157

	Suncor Energy Inc.	62,568	1,841
	Ritchie Bros Auctioneers Inc.	54,510	993
*	Lundin Mining Corp.	345,200	976
	Groupe Aeroplan Inc.	55,316	460
	Magna International Inc. Class A	5,100	336
*	Catalyst Paper Corp.	1,158,844	169
*	AbitibiBowater Inc.	218,435	23
*	Fraser Papers Inc.	337,960	21
*	Transat AT Inc. Class A	1,400	13
*	Nortel Networks Corp.	241,295	8
			110,025
Chile (0.2%)
	Enersis SA ADR	283,479	5,644

China (1.2%)
	China Mobile Ltd.	1,456,000	14,469
^	Tsingtao Brewery Co. Ltd.	2,286,000	10,679
	Bank of China Ltd.	7,661,000	3,865
	Dongfeng Motor Group Co. Ltd.	2,654,000	3,078
	China Construction Bank Corp.	2,982,000	2,401
	Shimao Property Holdings Ltd.	1,362,000	2,113
*,^ Shanda Interactive Entertainment Ltd. ADR		33,600	1,333
*	Baidu Inc. ADR	19,000	1,293
	China National Building Material Co. Ltd.	738,000	1,172
*	Sina Corp.	27,000	952
	Silver Grant International	1,734,000	489
			41,844
Czech Republic (0.1%)
	Komercni Banka AS	11,181	1,790

Denmark (0.8%)
	Carlsberg A/S Class B	72,852	5,552
*	Danske Bank A/S	215,024	4,138
*,^ William Demant Holding AS		56,130	4,105
	Coloplast A/S Class B	32,210	3,197
*	Vestas Wind Systems A/S	65,019	2,706
*	GN Store Nord	367,267	2,553
	Novo Nordisk A/S Class B	29,057	2,348
	AP Moller - Maersk A/S Class B	200	1,575
*	Jyske Bank A/S	23,304	678
*	Bang & Olufsen A/S	33,672	296
			27,148
Egypt (0.2%)
*	Ezz Steel	1,397,944	4,314
	Egyptian Financial Group-Hermes Holding	223,300	1,145
			5,459
Finland (0.5%)
	Nokia Oyj	886,062	7,222
	Sampo Oyj	236,523	4,987
	Metso Oyj	145,621	4,667
	Tieto Oyj	62,105	1,024
	Wartsila Oyj	12,083	549
	Stora Enso Oyj	40,657	294
	Kone Oyj Class B	5,113	203
			18,946

France (3.1%)
	Sanofi-Aventis SA	540,048	32,526
*	European Aeronautic Defence and Space Co. NV	692,137	14,125
	EDF SA	161,775	6,155
	BNP Paribas	111,452	5,996
	Vivendi SA	282,780	5,747
	Cap Gemini SA	118,600	5,212
	ArcelorMittal	150,462	4,036
	Bouygues SA	100,700	3,887
	Legrand SA	130,665	3,873
^	France Telecom SA	198,100	3,436
	Carrefour SA	83,950	3,330
	Lagardere SCA	89,523	2,792
	Neopost SA	32,058	2,321
	Total SA	44,592	1,991
	Groupe Eurotunnel SA	288,589	1,950
	AXA SA	126,823	1,938
	Thales SA	57,479	1,856
	Societe BIC SA	15,210	1,080
*	Peugeot SA	35,725	908
	Societe Generale	17,562	723
	SA des Ciments Vicat	9,138	614
*	Valeo SA	21,064	573
^	Eurofins Scientific	11,975	426
^	Cie de St-Gobain	9,261	345
*	Alcatel-Lucent ADR	131,498	334
*	Atos Origin SA	5,280	212
			106,386
Germany (3.7%)
	Allianz SE	217,853	21,562
	Deutsche Telekom AG	1,717,474	20,276
	BASF SE	223,698	12,223
	Bayerische Motoren Werke AG	228,087	11,080
	E.ON AG	394,673	10,612
	Deutsche Bank AG	171,603	9,639
	Bayer AG	141,161	7,888
	Deutsche Post AG	518,724	7,563
	Henkel AG & Co. KGaA Prior Pfd.	133,565	6,522
*	Daimler AG	118,662	6,003
	Fresenius Medical Care AG & Co. KGaA	107,534	5,802
*	Deutsche Lufthansa AG	115,627	1,598
	Celesio AG	49,942	1,089
	Deutsche Boerse AG	17,900	1,087
	Siemens AG	11,664	1,043
	Fresenius Medical Care AG & Co. KGaA ADR	11,744	631
	Aurubis AG	8,800	382
			125,000
Greece (0.0%)
*,^ Excel Maritime Carriers Ltd. Class A		55,265	283

Hong Kong (3.8%)
	Jardine Matheson Holdings Ltd.	916,702	32,083
	Jardine Strategic Holdings Ltd.	1,267,900	26,287
	New World Development Ltd.	8,160,947	13,249
	First Pacific Co. Ltd.	13,903,600	9,407
	Henderson Land Development Co. Ltd.	1,044,289	6,116
	Esprit Holdings Ltd.	1,104,500	5,933

	Hutchison Whampoa Ltd.	879,000	5,409
	Television Broadcasts Ltd.	1,122,000	5,203
	Hongkong & Shanghai Hotels	2,835,805	4,682
	Wheelock & Co. Ltd.	1,597,000	4,502
	Midland Holdings Ltd.	4,712,000	3,859
	SmarTone Telecommunications Holding Ltd.	3,606,290	3,742
	CLP Holdings Ltd.	463,000	3,351
	Hong Kong Aircraft Engineering Co. Ltd.	182,800	2,456
	Mandarin Oriental International Ltd.	824,690	1,158
*	I-CABLE Communications Ltd.	6,561,000	995
*	Next Media Ltd.	6,210,000	884
	Hong Kong Exchanges and Clearing Ltd.	54,000	842
*	Henderson Land Development Co. Ltd. Warrants Exp. 06/01/2011	205,800	35
			130,193
Hungary (0.1%)
*,^ OTP Bank PLC		86,100	1,736

India (2.3%)
	State Bank of India	318,528	15,655
	Punjab National Bank Ltd.	540,514	12,137
	Hindalco Industries Ltd.	3,300,560	10,146
	Bank of Baroda	606,970	9,075
	IDBI Bank Ltd.	2,706,943	6,884
	Bank of India	838,638	6,254
*,2 Tata Steel Ltd. Warrants Exp. 12/23/2014		412,400	4,355
	Canara Bank	370,088	3,548
	Dena Bank	1,311,835	2,605
	Allahabad Bank	623,815	2,158
	Union Bank of India	252,033	1,673
	Oriental Bank of Commerce	157,171	1,097
	Indian Bank	223,019	1,077
	Vijaya Bank	622,993	856
	Steel Authority of India Ltd.	195,837	805
	Syndicate Bank	283,976	557
	Apollo Tyres Ltd.	303,106	420
	UCO Bank	228,979	378
	Andhra Bank	122,011	339
			80,019
Indonesia (0.7%)
*	Bank Pan Indonesia Tbk PT	82,959,343	9,243
	Indofood Sukses Makmur Tbk PT	11,074,000	5,016
	Semen Gresik Persero Tbk PT	4,647,500	4,456
	Gudang Garam Tbk PT	689,400	2,588
	Matahari Putra Prima Tbk PT	23,770,775	2,421
	Gajah Tunggal Tbk PT	2,642,500	280
*	Citra Marga Nusaphala Persada Tbk PT	1,618,000	153
*	Mulia Industrindo Tbk PT	921,000	33
			24,190
Ireland (0.1%)
	CRH PLC	66,967	1,389
	Paddy Power PLC	25,694	798
	DCC PLC	28,986	656
	Fyffes PLC	1,219,961	490
*	Independent News & Media PLC	291,714	257
	Total Produce PLC	389,036	163

* Anglo Irish Bank Corp. Ltd.	122,273	33
		3,786
Israel (0.1%)
Teva Pharmaceutical Industries Ltd. ADR	27,200	1,414
* Israel Discount Bank Ltd. Class A	660,686	1,117
		2,531
Italy (1.7%)
Enel SPA	3,983,901	16,869
UniCredit SPA	4,246,048	9,393
Telecom Italia SPA (Registered)	7,427,839	8,203
Saipem SPA	186,440	5,679
Luxottica Group SPA ADR	179,800	4,331
Fiat SPA	376,976	3,872
ENI SPA	184,100	3,379
Telecom Italia SPA (Bearer)	2,707,300	2,473
Luxottica Group SPA	61,709	1,494
Banco Popolare SC	94,543	518
Finmeccanica SPA	39,845	413
Mediaset SPA	44,016	250
* Natuzzi SPA ADR	42,314	125
		56,999
Japan (8.9%)
Nippon Telegraph & Telephone Corp.	734,700	29,929
Astellas Pharma Inc.	519,200	17,396
* Nissan Motor Co. Ltd.	2,471,800	17,225
Marubeni Corp.	2,804,000	14,374
Sony Corp.	520,100	13,873
Hitachi Ltd.	3,774,000	13,708
Daito Trust Construction Co. Ltd.	219,200	12,413
Fujitsu Ltd.	1,791,000	11,195
Mitsubishi Corp.	440,700	9,117
ORIX Corp.	114,860	8,321
Tokyo Gas Co. Ltd.	1,792,000	8,181
Mitsui & Co. Ltd.	699,700	8,163
Mitsui Fudosan Co. Ltd.	535,000	7,446
NTT Data Corp.	1,627	6,006
* JX Holdings Inc.	1,167,370	5,770
Sumitomo Mitsui Financial Group Inc.	199,000	5,632
Japan Tobacco Inc.	1,773	5,516
Tokyo Electric Power Co. Inc.	144,400	3,928
Toshiba Corp.	700,000	3,468
Chubu Electric Power Co. Inc.	136,300	3,382
FUJIFILM Holdings Corp.	110,700	3,199
Kao Corp.	133,000	3,129
Mitsubishi UFJ Financial Group Inc.	624,700	2,837
* Mitsubishi Materials Corp.	1,050,000	2,791
Toyota Tsusho Corp.	187,200	2,668
Sumitomo Electric Industries Ltd.	224,900	2,621
Secom Co. Ltd.	58,400	2,593
West Japan Railway Co.	696	2,545
Yamato Holdings Co. Ltd.	186,200	2,464
Toyota Motor Corp.	70,800	2,433
JS Group Corp.	125,100	2,388
Toyo Seikan Kaisha Ltd.	159,500	2,327
Panasonic Electric Works Co. Ltd.	230,000	2,261
Yamada Denki Co. Ltd.	29,740	1,943
Hitachi Chemical Co. Ltd.	103,000	1,914

	Asahi Breweries Ltd.	109,300	1,852
	Seven & I Holdings Co. Ltd.	73,200	1,677
	Namco Bandai Holdings Inc.	187,450	1,648
	Kawasaki Heavy Industries Ltd.	670,000	1,624
	Isetan Mitsukoshi Holdings Ltd.	163,300	1,592
	Sumitomo Corp.	157,700	1,575
	Shiseido Co. Ltd.	71,000	1,565
	Nippon Paper Group Inc.	56,100	1,553
	MS&AD Insurance Group Holdings	70,400	1,507
*,^ Elpida Memory Inc.		97,000	1,490
	Mitsubishi Heavy Industries Ltd.	428,000	1,476
	Fukuoka Financial Group Inc.	354,000	1,474
	East Japan Railway Co.	22,100	1,472
	Kyowa Hakko Kirin Co. Ltd.	155,000	1,470
	Obayashi Corp.	366,000	1,451
^	Shinsei Bank Ltd.	1,697,000	1,435
	Nippon Meat Packers Inc.	109,000	1,345
	Alfresa Holdings Corp.	27,200	1,315
*	Yamaha Motor Co. Ltd.	96,700	1,278
*	NKSJ Holdings Inc.	206,000	1,233
	Sekisui House Ltd.	141,000	1,206
	Dai Nippon Printing Co. Ltd.	103,000	1,189
	NSK Ltd.	171,000	1,188
	Mitsubishi Tanabe Pharma Corp.	77,000	1,173
	Yaskawa Electric Corp.	148,000	1,098
	Bank of Yokohama Ltd.	236,000	1,080
	Kinden Corp.	125,000	1,064
	Sumitomo Forestry Co. Ltd.	128,000	1,022
	NTT DoCoMo Inc.	656	993
	Asahi Glass Co. Ltd.	102,000	958
	KDDI Corp.	198	944
	Omron Corp.	42,900	935
	Panasonic Corp.	74,800	934
	Olympus Corp.	38,000	900
	Marui Group Co. Ltd.	130,200	877
	Shimizu Corp.	243,000	830
	Toppan Forms Co. Ltd.	80,200	769
	Mitsubishi Estate Co. Ltd.	55,000	766
	Taiyo Nippon Sanso Corp.	94,000	746
^	Mizuho Financial Group Inc.	451,500	741
	Yamatake Corp.	31,800	740
	Rohm Co. Ltd.	12,200	733
	Ryosan Co. Ltd.	29,800	724
	Idemitsu Kosan Co. Ltd.	9,300	700
	Nippon Suisan Kaisha Ltd.	215,400	693
	Chiba Bank Ltd.	114,000	688
	Aeon Co. Ltd.	65,000	688
	Onward Holdings Co. Ltd.	86,000	680
	Sharp Corp.	61,000	643
	Ajinomoto Co. Inc.	71,000	642
	Nippon Express Co. Ltd.	114,000	514
	Hitachi Metals Ltd.	47,000	476
	K's Holdings Corp.	21,900	448
	Tokyo Ohka Kogyo Co. Ltd.	25,800	435
	IT Holdings Corp.	34,900	414
	Seino Holdings Corp.	45,000	310
	Arnest One Corp.	30,300	307
	Nihon Unisys Ltd.	39,100	283

FUJI SOFT Inc.	16,300	269
Toho Gas Co. Ltd.	50,000	267
Nagase & Co. Ltd.	25,000	260
Kyorin Co. Ltd.	17,000	246
Daicel Chemical Industries Ltd.	36,000	243
Fujitsu Frontech Ltd.	32,100	241
IHI Corp.	144,000	229
EDION Corp.	29,600	225
Dainippon Sumitomo Pharma Co. Ltd.	29,300	224
Takasago Thermal Engineering Co. Ltd.	26,000	219
Trend Micro Inc.	7,800	211
Noritake Co. Ltd.	58,000	195
Ricoh Co. Ltd.	14,000	179
Inabata & Co. Ltd.	22,700	103
		305,830
Malaysia (1.2%)
CIMB Group Holdings Bhd.	6,984,638	15,039
Genting Malaysia Bhd.	10,151,300	8,516
AMMB Holdings Bhd.	3,921,887	6,011
Sime Darby Bhd.	1,870,457	4,601
British American Tobacco Malaysia Bhd.	165,000	2,231
* Malaysian Airline System Bhd.	3,182,866	2,024
Multi-Purpose Holdings Bhd.	2,007,390	1,257
Telekom Malaysia Bhd.	1,218,275	1,256
Malayan Banking Bhd.	203,200	472
Carlsberg Brewery-Malay Bhd.	109,600	169
		41,576
Mexico (0.2%)
America Movil SAB de CV ADR	100,440	4,771
Wal-Mart de Mexico SAB de CV	596,200	1,320
Telefonos de Mexico SAB de CV ADR	33,943	479
Alfa SAB de CV Class A	46,400	347
		6,917
Morocco (0.0%)
Maroc Telecom	22,195	363

Netherlands (0.8%)
* Randstad Holding NV	155,800	6,122
Koninklijke KPN NV	329,272	4,197
Koninklijke Boskalis Westminster NV	98,736	3,836
Heineken NV	89,157	3,779
Wolters Kluwer NV	138,850	2,663
Unilever NV	68,577	1,873
Reed Elsevier NV	167,800	1,858
Koninklijke Philips Electronics NV	27,074	808
Akzo Nobel NV	15,434	802
*,^ Eurocastle Investment Ltd.	275,977	77
		26,015
New Zealand (0.0%)
Telecom Corp. of New Zealand Ltd.	338,300	436
* PGG Wrightson Ltd.	51,996	18
		454
Norway (0.1%)
DnB NOR ASA	248,978	2,395
Statoil ASA	95,890	1,847
		4,242

Philippines (1.2%)
Ayala Corp.	2,108,913	14,662
ABS-CBN Holdings Corp.	13,521,188	11,614
Globe Telecom Inc.	425,190	8,107
Jollibee Foods Corp.	2,055,100	3,087
DMCI Holdings Inc.	5,230,000	1,931
Banco de Oro Unibank Inc.	1,248,200	1,260
* Benpres Holdings Corp.	15,742,000	1,220
		41,881
Poland (0.2%)
KGHM Polska Miedz SA	262,933	6,792
* Polski Koncern Naftowy Orlen	28,400	294
		7,086
Russia (0.4%)
Gazprom OAO ADR	405,850	7,641
Lukoil OAO ADR	101,800	5,218
Gazprom OAO ADR	15,167	286
		13,145
Singapore (1.0%)
DBS Group Holdings Ltd.	1,274,000	12,364
Great Eastern Holdings Ltd.	727,000	8,989
* STATS ChipPAC Ltd.	8,521,000	6,832
Noble Group Ltd.	2,013,727	2,434
GuocoLeisure Ltd.	4,656,000	1,821
* Genting Singapore PLC	1,049,244	868
United Industrial Corp. Ltd.	377,000	563
* Global Yellow Pages Ltd.	2,464,000	339
* Global Yellow Pages Ltd. Warrants Exp. 08/13/2014	704,000	24
		34,234
South Africa (1.4%)
* Hosken Consolidated Investments Ltd.	1,449,794	14,886
RMB Holdings Ltd.	1,612,338	6,524
* Sun International Ltd.	461,836	4,945
Nedbank Group Ltd.	295,899	4,608
FirstRand Ltd.	1,559,377	3,650
Naspers Ltd.	107,900	3,634
* Anglo Platinum Ltd.	21,049	1,986
Clicks Group Ltd.	373,513	1,643
Standard Bank Group Ltd.	86,631	1,149
Gold Fields Ltd.	69,285	929
AngloGold Ashanti Ltd.	20,395	880
JD Group Ltd.	144,427	758
City Lodge Hotels Ltd.	70,616	707
Imperial Holdings Ltd.	44,305	493
Discovery Holdings Ltd.	74,638	340
Mondi Ltd.	14,849	87
		47,219
South Korea (3.0%)
Samsung Electronics Co. Ltd.	46,755	29,325
LG Corp.	253,571	13,567
KT Corp.	348,054	12,853
LG Display Co. Ltd.	366,620	12,058
Woori Finance Holdings Co. Ltd.	929,160	10,930
KB Financial Group Inc.	262,662	10,068
Hana Financial Group Inc.	261,650	6,938
SK Holdings Co. Ltd.	28,553	2,028

2 Samsung Electronics Co. Ltd. GDR	5,600	1,752
Hyundai Motor Co.	9,344	1,093
Kia Motors Corp.	31,110	824
Mirae Asset Securities Co. Ltd.	16,766	733
SK Telecom Co. Ltd.	2,930	384
POSCO	1,000	379
Korea Electric Power Corp.	5,000	129
		103,061
Spain (0.4%)
Acerinox SA	226,282	3,516
Banco Santander SA	324,309	3,401
Acciona SA	27,507	2,093
Inditex SA	34,291	1,955
Viscofan SA	53,995	1,456
Gestevision Telecinco SA	114,610	1,019
Telefonica SA	44,656	827
Prosegur Cia de Seguridad SA	17,077	725
Banco Santander SA ADR	17,405	183
		15,175
Sweden (1.1%)
Electrolux AB Class B	644,410	14,732
Svenska Handelsbanken AB Class A	298,818	7,310
Telefonaktiebolaget LM Ericsson Class B	403,125	4,472
Assa Abloy AB Class B	190,100	3,800
Atlas Copco AB Class B	187,334	2,473
Swedish Match AB	80,196	1,752
Hoganas AB Class B	52,700	1,366
Investor AB Class B	78,468	1,269
Modern Times Group AB Class B	15,780	864
		38,038
Switzerland (1.5%)
Novartis AG	246,099	11,927
Roche Holding AG	45,619	6,279
* UBS AG	383,901	5,086
Nestle SA	102,948	4,964
Cie Financiere Richemont SA	135,787	4,741
Schindler Holding AG (Bearer)	54,141	4,563
Geberit AG	21,715	3,379
Adecco SA	70,392	3,358
ABB Ltd.	76,500	1,332
* Clariant AG	104,066	1,318
* Logitech International SA	89,777	1,215
Julius Baer Group Ltd.	29,300	835
Sonova Holding AG	5,738	704
* PubliGroupe AG	4,579	473
GAM Holding Ltd.	29,300	317
		50,491
Taiwan (2.0%)
* Fubon Financial Holding Co. Ltd.	15,790,000	17,539
* United Microelectronics Corp.	32,065,000	14,113
AU Optronics Corp.	11,010,700	9,749
Compal Electronics Inc.	4,321,662	5,147
Quanta Computer Inc.	2,731,768	4,938
Taiwan Semiconductor Manufacturing Co. Ltd.	2,363,306	4,417
Chunghwa Telecom Co. Ltd.	1,209,000	2,394
Unimicron Technology Corp.	1,642,000	2,390

Powertech Technology Inc.	714,000	1,983
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	197,978	1,932
Uni-President Enterprises Corp.	1,011,636	1,112
* Taishin Financial Holding Co. Ltd.	2,720,506	1,043
Lite-On Technology Corp.	716,000	785
Coretronic Corp.	433,000	635
Yageo Corp.	1,392,000	562
Inventec Co. Ltd.	645,700	343
Gigabyte Technology Co. Ltd.	314,000	306
Chin-Poon Industrial Co.	337,000	237
Yosun Industrial Corp.	90,000	136
King Yuan Electronics Co. Ltd.	203,000	83
LITE-ON IT Corp.	64,000	69
		69,913
Thailand (1.3%)
Advanced Info Service PCL (Foreign)	3,030,400	8,079
Siam Cement PCL NVDR	918,400	7,356
Siam Cement PCL (Foreign)	664,300	5,699
Banpu PCL	293,600	5,438
Kasikornbank PCL (Foreign)	1,832,600	5,328
Thanachart Capital PCL	4,485,300	3,969
MBK PCL (Foreign)	1,357,900	3,380
GMM Grammy PCL NVDR	2,917,000	1,267
Land and Houses PCL (Foreign)	6,141,000	1,051
GMM Grammy PCL (Foreign)	1,688,200	733
Bangkok Bank PCL (Local)	150,700	576
Charoen Pokphand Foods PCL (Foreign)	766,600	477
Kasikornbank PCL	143,200	398
* Post Publishing PCL (Foreign)	1,300,000	179
Matichon PCL (Foreign)	625,000	134
		44,064
Turkey (0.5%)
Turkiye Vakiflar Bankasi Tao	2,057,800	4,679
Haci Omer Sabanci Holding AS (Bearer)	1,007,799	4,045
Turkiye Garanti Bankasi AS	681,800	2,837
Turkiye Garanti Bankasi AS ADR	533,500	2,281
BIM Birlesik Magazalar AS	37,594	1,042
Anadolu Efes Biracilik Ve Malt Sanayii AS	80,800	943
		15,827
United Arab Emirates (0.0%)
* Dragon Oil PLC	137,335	833

United Kingdom (8.9%)
Royal Dutch Shell PLC Class A (Amsterdam Shares)	1,782,585	44,810
Vodafone Group PLC	12,333,601	25,413
BP PLC	4,400,949	21,068
Rio Tinto PLC	246,035	10,804
AstraZeneca PLC	227,000	10,702
Barclays PLC	2,554,024	10,194
BAE Systems PLC	2,022,876	9,415
* Lloyds Banking Group PLC	11,600,608	9,158
Xstrata PLC	697,660	9,136
Rolls-Royce Group PLC	997,480	8,326
Old Mutual PLC	4,215,300	6,454
Reckitt Benckiser Group PLC	114,861	5,343
Diageo PLC	321,745	5,054
Ensco PLC ADR	125,700	4,938

Capita Group PLC	447,029	4,925
* Anglo American PLC	136,162	4,735
Intertek Group PLC	217,608	4,665
Invensys PLC	1,298,906	4,650
Arriva PLC	403,979	4,608
Tesco PLC	781,384	4,408
Thomas Cook Group PLC	1,587,323	4,201
BHP Billiton PLC	161,076	4,176
Royal Dutch Shell PLC Class B	169,123	4,088
Compass Group PLC	489,496	3,724
* Wolseley PLC	178,124	3,536
Sage Group PLC	997,935	3,434
Kazakhmys PLC	231,100	3,392
Unilever PLC	108,255	2,894
Carnival PLC	88,987	2,882
Bunzl PLC	271,744	2,721
Informa PLC	485,273	2,564
Imperial Tobacco Group PLC	87,565	2,447
TUI Travel PLC	765,120	2,380
ICAP PLC	384,958	2,307
Reed Elsevier PLC	309,343	2,294
Prudential PLC	303,000	2,285
Michael Page International PLC	406,363	2,250
Cable & Wireless Worldwide PLC	1,615,001	2,090
G4S PLC	509,282	2,019
Rightmove PLC	209,164	1,962
British American Tobacco PLC	61,377	1,948
Rexam PLC	410,904	1,849
WPP PLC	193,113	1,819
Marks & Spencer Group PLC	336,300	1,657
Provident Financial PLC	131,580	1,642
* Inchcape PLC	447,940	1,637
* Cairn Energy PLC	257,190	1,580
Stagecoach Group PLC	589,519	1,555
HSBC Holdings PLC	168,110	1,536
* ITV PLC	1,997,353	1,493
Cable & Wireless Communications PLC	1,615,001	1,394
Smiths Group PLC	87,521	1,393
Man Group PLC	345,750	1,146
* Premier Foods PLC	3,973,700	1,134
International Personal Finance PLC	397,645	1,125
* Galiform PLC	1,285,986	1,080
Ladbrokes PLC	530,224	1,002
Next PLC	30,890	921
Admiral Group PLC	42,610	892
British Sky Broadcasting Group PLC	83,335	870
Homeserve PLC	27,858	830
Hays PLC	605,818	827
Aggreko PLC	38,698	812
Devro PLC	266,692	788
Sportingbet PLC	912,747	741
AMEC PLC	58,557	717
* Royal Bank of Scotland Group PLC	984,064	599
RSA Insurance Group PLC	320,989	569
* Berkeley Group Holdings PLC	48,842	554
Sthree PLC	107,985	405
WH Smith PLC	65,392	399
* TalkTalk Telecom Group PLC	208,373	389

	Daily Mail & General Trust PLC	57,575	375
*	Jupiter Fund Management PLC	130,781	354
	Aviva PLC	74,193	345
*	Enterprise Inns PLC	235,093	305
*	Carphone Warehouse Group PLC	104,186	294
	Mondi PLC	37,166	214
^	HMV Group PLC	215,229	202
	Connaught PLC	103,081	177
*	Northgate PLC	50,062	129
*,^ Bradford & Bingley PLC		642,595	—
			304,150
United States (38.6%)
Consumer Discretionary (7.5%)
	Cablevision Systems Corp. Class A	1,528,959	36,710
*	Amazon.com Inc.	164,803	18,006
*	Liberty Global Inc. Class A	511,788	13,301
*	priceline.com Inc.	66,731	11,781
	Time Warner Cable Inc.	218,858	11,398
*	Liberty Global Inc.	406,125	10,555
	Time Warner Inc.	356,655	10,311
*	Blue Nile Inc.	178,329	8,396
	Comcast Corp. Class A	448,500	7,790
	CBS Corp. Class B	577,188	7,463
	Gannett Co. Inc.	488,441	6,574
	American Greetings Corp. Class A	338,840	6,357
^	Garmin Ltd.	195,331	5,700
	News Corp. Class A	472,100	5,646
*	DIRECTV Class A	161,665	5,484
*	Pulte Group Inc.	634,536	5,254
*	Royal Caribbean Cruises Ltd.	227,000	5,169
	Ross Stores Inc.	94,600	5,041
	Sotheby's	207,988	4,757
	News Corp. Class B	325,000	4,501
*	Ford Motor Co.	438,700	4,422
*	MGM Resorts International	428,738	4,133
	Fortune Brands Inc.	101,400	3,973
	Gap Inc.	181,700	3,536
*	Hanesbrands Inc.	140,387	3,378
*,^ Corinthian Colleges Inc.		328,022	3,231
*	ITT Educational Services Inc.	30,681	2,547
	KB Home	227,133	2,499
*	Liberty Media Corp. - Interactive	225,941	2,372
*	Discovery Communications Inc. Class A	62,322	2,226
	Cooper Tire & Rubber Co.	104,877	2,045
*	K12 Inc.	92,103	2,043
*	CC Media Holdings Inc. Class A	292,110	2,030
*	GameStop Corp. Class A	107,738	2,024
	Omnicom Group Inc.	56,224	1,929
*	Madison Square Garden Inc. Class A	96,430	1,897
*	Liberty Media Corp. - Capital	44,434	1,862
	International Game Technology	116,600	1,831
	PRIMEDIA Inc.	540,783	1,585
*	Discovery Communications Inc.	49,256	1,524
*	Liberty Media Corp. - Starz	23,716	1,229
*	Aeropostale Inc.	41,706	1,194
*	Mohawk Industries Inc.	25,590	1,171
	CBS Corp. Class A	85,148	1,104

Unifirst Corp.	19,852	874
* Bed Bath & Beyond Inc.	23,300	864
* Interpublic Group of Cos. Inc.	118,031	842
Scholastic Corp.	32,700	789
Walt Disney Co.	24,700	778
Dillard's Inc. Class A	33,546	721
* Cheesecake Factory Inc.	31,408	699
* HSN Inc.	28,100	674
Williams-Sonoma Inc.	25,773	640
* TRW Automotive Holdings Corp.	17,615	486
* Select Comfort Corp.	43,684	382
Bob Evans Farms Inc.	14,892	367
* Biglari Holdings Inc.	1,130	324
Sturm Ruger & Co. Inc.	20,139	289
* Cavco Industries Inc.	8,044	283
* Bridgepoint Education Inc.	17,608	278
* Pre-Paid Legal Services Inc.	6,053	275
Hillenbrand Inc.	12,100	259
Cracker Barrel Old Country Store Inc.	5,095	237
* Domino's Pizza Inc.	20,338	230
* Ruby Tuesday Inc.	26,484	225
* DSW Inc. Class A	9,809	220
DR Horton Inc.	13,561	133
* Blockbuster Inc. Class B	470,128	118
* Ascent Media Corp. Class A	2,330	59
* Fleetwood Enterprises Inc.	2,250,448	1
* Sun-Times Media Group Inc. Class A	130,959	—
		257,026
Consumer Staples (4.1%)
Costco Wholesale Corp.	462,260	25,346
Tyson Foods Inc. Class A	988,887	16,208
Altria Group Inc.	666,537	13,357
Procter & Gamble Co.	150,400	9,021
Estee Lauder Cos. Inc. Class A	138,943	7,743
Del Monte Foods Co.	531,808	7,653
Philip Morris International Inc.	147,544	6,763
Bunge Ltd.	134,400	6,611
Archer-Daniels-Midland Co.	231,051	5,966
Kroger Co.	262,635	5,171
* Constellation Brands Inc. Class A	317,800	4,964
Sara Lee Corp.	300,356	4,235
Sanderson Farms Inc.	80,051	4,062
Walgreen Co.	129,879	3,468
PepsiCo Inc.	56,849	3,465
* Smithfield Foods Inc.	178,200	2,655
Safeway Inc.	101,000	1,986
SUPERVALU Inc.	168,519	1,827
Nu Skin Enterprises Inc. Class A	61,767	1,540
Hormel Foods Corp.	37,358	1,512
Wal-Mart Stores Inc.	30,999	1,490
* Dean Foods Co.	138,500	1,395
* Whole Foods Market Inc.	31,200	1,124
* Medifast Inc.	41,649	1,079
Universal Corp.	19,678	781
Cal-Maine Foods Inc.	8,187	261
* Chiquita Brands International Inc.	21,029	255
* Central Garden and Pet Co. Class A	27,301	245

*	Alliance One International Inc.	57,800	206
			140,389
Energy (2.2%)
	ConocoPhillips	555,659	27,277
	Chevron Corp.	371,758	25,228
	Devon Energy Corp.	123,990	7,553
*	Transocean Ltd.	73,200	3,391
	Cimarex Energy Co.	35,300	2,527
	Marathon Oil Corp.	80,400	2,500
	EOG Resources Inc.	23,282	2,290
*	Rowan Cos. Inc.	90,335	1,982
*	Newfield Exploration Co.	40,300	1,969
*	Stone Energy Corp.	57,648	643
	National Oilwell Varco Inc.	18,814	622
	Baker Hughes Inc.	11,500	478
*	Cloud Peak Energy Inc.	23,495	312
			76,772
Financials (5.3%)
	JPMorgan Chase & Co.	662,905	24,269
*	Berkshire Hathaway Inc. Class B	265,050	21,122
	Bank of America Corp.	1,075,984	15,462
	Capital One Financial Corp.	336,141	13,546
	Legg Mason Inc.	403,172	11,301
	SL Green Realty Corp.	188,461	10,373
	Wells Fargo & Co.	361,900	9,265
	Travelers Cos. Inc.	179,200	8,826
	Goldman Sachs Group Inc.	56,700	7,443
*	CB Richard Ellis Group Inc. Class A	541,822	7,374
	Lazard Ltd. Class A	203,573	5,437
	BB&T Corp.	178,700	4,702
	American Express Co.	105,380	4,184
	Morgan Stanley	174,550	4,051
*	MBIA Inc.	704,792	3,954
	Mercury General Corp.	87,648	3,632
*	PHH Corp.	189,370	3,606
	Moody's Corp.	148,129	2,951
	Prosperity Bancshares Inc.	74,900	2,603
*	MGIC Investment Corp.	315,122	2,171
*	AmeriCredit Corp.	104,452	1,903
	M&T Bank Corp.	21,900	1,860
*	Markel Corp.	5,270	1,792
	Cash America International Inc.	34,831	1,194
	Progressive Corp.	55,570	1,040
*	Citigroup Inc.	267,662	1,006
	New York Community Bancorp Inc.	62,410	953
	PS Business Parks Inc.	11,655	650
	Republic Bancorp Inc.	27,308	612
*	RAIT Financial Trust	277,024	518
*	CIT Group Inc.	13,702	464
*	World Acceptance Corp.	9,748	373
	Ameriprise Financial Inc.	9,332	337
*	First Cash Financial Services Inc.	12,766	278
	American Equity Investment Life Holding Co.	26,726	276
	Advance America Cash Advance Centers Inc.	45,200	187
	Horace Mann Educators Corp.	3,655	56
*,^ Washington Mutual Inc.		166,300	27

*,3 JG Wentworth Inc.		1	—
			179,798
Health Care (5.8%)
	Johnson & Johnson	592,754	35,008
	Bristol-Myers Squibb Co.	975,780	24,336
	Eli Lilly & Co.	640,345	21,452
	UnitedHealth Group Inc.	611,368	17,363
	Cardinal Health Inc.	491,181	16,509
*	Forest Laboratories Inc.	483,846	13,272
	McKesson Corp.	192,505	12,929
	Pfizer Inc.	781,800	11,149
*	WellPoint Inc.	150,136	7,346
	Merck & Co. Inc.	203,184	7,105
*	Gilead Sciences Inc.	157,300	5,392
*	Amgen Inc.	66,075	3,476
*	Par Pharmaceutical Cos. Inc.	108,843	2,826
*	Healthspring Inc.	148,465	2,303
	Hill-Rom Holdings Inc.	71,282	2,169
*	Humana Inc.	41,062	1,875
*	Health Net Inc.	73,978	1,803
*	Medco Health Solutions Inc.	32,595	1,795
*	Waters Corp.	26,521	1,716
*	Health Management Associates Inc. Class A	209,900	1,631
*	Community Health Systems Inc.	46,500	1,572
*	Varian Medical Systems Inc.	19,000	993
	Patterson Cos. Inc.	34,392	981
*,^ Amedisys Inc.		21,325	938
*	Kindred Healthcare Inc.	59,522	764
	Medicis Pharmaceutical Corp. Class A	25,703	562
*	Magellan Health Services Inc.	12,000	436
*	Universal American Corp.	28,000	403
*	Martek Biosciences Corp.	13,375	317
	Owens & Minor Inc.	8,858	251
*	Insmed Inc.	353,900	238
			198,910
Industrials (2.8%)
*	Kansas City Southern	339,750	12,350
*	Delta Air Lines Inc.	981,288	11,530
	Northrop Grumman Corp.	199,240	10,847
	Ingersoll-Rand PLC	218,300	7,529
	Towers Watson & Co. Class A	189,563	7,365
*	Oshkosh Corp.	215,349	6,710
	Raytheon Co.	127,479	6,169
	Viad Corp.	305,697	5,396
*	AMR Corp.	735,474	4,987
*	US Airways Group Inc.	488,743	4,208
	SPX Corp.	78,000	4,119
*	Dollar Thrifty Automotive Group Inc.	58,399	2,488
	Pitney Bowes Inc.	101,190	2,222
	Brink's Co.	86,894	1,654
	Expeditors International of Washington Inc.	46,439	1,603
*	Ultrapetrol Bahamas Ltd.	363,983	1,583
	Deere & Co.	22,424	1,249
*	Stericycle Inc.	12,676	831
	Heidrick & Struggles International Inc.	28,147	642
*	Hawaiian Holdings Inc.	122,800	635
	Deluxe Corp.	28,243	530

Standex International Corp.	19,500	494
* AGCO Corp.	15,400	415
* Consolidated Graphics Inc.	7,804	337
JB Hunt Transport Services Inc.	5,521	180
		96,073
Information Technology (6.1%)
International Business Machines Corp.	253,800	31,339
Microsoft Corp.	1,048,385	24,123
Hewlett-Packard Co.	461,159	19,959
Computer Sciences Corp.	398,196	18,018
* Gartner Inc.	600,014	13,950
* Western Digital Corp.	378,700	11,422
* Seagate Technology	647,060	8,438
* eBay Inc.	386,548	7,580
Tyco Electronics Ltd.	258,110	6,551
* Lexmark International Inc. Class A	186,060	6,146
* Tech Data Corp.	171,800	6,119
* Motorola Inc.	858,700	5,599
* Dell Inc.	457,700	5,520
* Advanced Micro Devices Inc.	745,574	5,458
Earthlink Inc.	570,357	4,540
* LSI Corp.	958,780	4,410
DST Systems Inc.	104,406	3,773
Xerox Corp.	435,708	3,503
Corning Inc.	215,344	3,478
* Vishay Intertechnology Inc.	315,063	2,439
* Google Inc. Class A	4,949	2,202
* Alliance Data Systems Corp.	36,524	2,174
Accenture PLC Class A	49,900	1,929
* Cisco Systems Inc.	67,600	1,441
* Forrester Research Inc.	43,700	1,322
* CSG Systems International Inc.	47,796	876
* Net 1 UEPS Technologies Inc.	64,457	864
* FLIR Systems Inc.	28,628	833
* AOL Inc.	32,422	674
* InterDigital Inc.	25,398	627
* Photronics Inc.	83,300	376
* ValueClick Inc.	35,134	376
* Flextronics International Ltd.	60,510	339
* Insight Enterprises Inc.	24,200	318
* Integral Systems Inc.	38,962	247
* Lattice Semiconductor Corp.	51,304	223
		207,186
Materials (3.1%)
Freeport-McMoRan Copper & Gold Inc.	310,806	18,378
Eastman Chemical Co.	248,033	13,235
Lubrizol Corp.	151,317	12,152
International Paper Co.	464,567	10,513
MeadWestvaco Corp.	460,100	10,214
Domtar Corp.	123,656	6,078
Temple-Inland Inc.	282,048	5,830
Scotts Miracle-Gro Co. Class A	122,405	5,436
Huntsman Corp.	607,679	5,269
PPG Industries Inc.	47,708	2,882
Cabot Corp.	103,177	2,488
A Schulman Inc.	128,766	2,441
Reliance Steel & Aluminum Co.	65,100	2,353

Innophos Holdings Inc.			58,673	1,530
Praxair Inc.			17,943	1,364
* Boise Inc.			182,723	1,003
NewMarket Corp.			10,710	935
Minerals Technologies Inc.			17,339	824
* Clearwater Paper Corp.			14,700	805
Ashland Inc.			13,327	619
* Omnova Solutions Inc.			58,800	459
Sherwin-Williams Co.			5,502	381
Stepan Co.			5,024	344
PH Glatfelter Co.			27,000	293
* KapStone Paper and Packaging Corp.			24,859	277
* Buckeye Technologies Inc.			24,400	243
* Wausau Paper Corp.			26,200	177
				106,523
Telecommunication Services (1.4%)
AT&T Inc.			1,132,747	27,401
* NII Holdings Inc.			210,534	6,846
* Sprint Nextel Corp.			1,480,200	6,276
* Cincinnati Bell Inc.			1,265,362	3,809
* Level 3 Communications Inc.			2,159,498	2,354
Telephone & Data Systems Inc.			42,111	1,280
USA Mobility Inc.			21,200	274
				48,240
Utilities (0.3%)
Constellation Energy Group Inc.			247,178	7,971
Pepco Holdings Inc.			230,800	3,619
				11,590
Total United States				1,322,507
Total Common Stocks (Cost $3,279,006)				3,329,339
Preferred Stock (0.0%)
Malaysian Airline System Bhd. Pfd. (Cost $75)			183,333	50

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Convertible Bonds (0.2%)
Consumer Discretionary (0.0%)
Sotheby's Cvt.	3.125%	6/15/13	787	764

Financials (0.1%)
2 SL Green Realty Corp. Cvt.	3.000%	3/30/27	1,032	1,001

Industrials (0.0%)
AMR Corp. Cvt.	6.250%	10/15/14	452	431
US Airways Group Inc. Cvt.	7.250%	5/15/14	184	376
				807
Telecommunication Services (0.1%)
NII Holdings Inc. Cvt.	3.125%	6/15/12	2,998	2,829

Total Convertible Bonds (Cost $4,010)				5,401

Temporary Cash Investments (4.8%)[1]
					Market
					Value
		Coupon		Shares	($000)
Money Market Fund (3.9%)

[4,5] Vanguard Market Liquidity Fund		0.286%		133,182,084	133,182

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.9%)
[6,7] Fannie Mae Discount Notes		0.270%	9/27/10	1,000	999
[6,7] Fannie Mae Discount Notes		0.341%	10/20/10	2,000	1,999
6	Fannie Mae Discount Notes	0.300%	11/3/10	5,000	4,996
6	Federal Home Loan Bank	0.300%	11/19/10	2,000	1,998
[6,7] Freddie Mac Discount Notes		0.320%	9/7/10	1,000	1,000
[6,7] Freddie Mac Discount Notes		0.245%	9/21/10	15,000	14,994
[6,7] Freddie Mac Discount Notes		0.361%	12/16/10	1,000	999
8	United States Treasury Bill	0.147%	7/22/10	5,000	4,999
					31,984
Total Temporary Cash Investments (Cost $165,161)					165,166
Total Investments (102.3%) (Cost $3,448,252)					3,499,956
Other Assets and Liabilities-Net (-2.3%)[5,7]					(79,249)
Net Assets (100%)					3,420,707
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $48,808,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.5% and 2.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the aggregate value of these securities was $7,108,000, representing 0.2% of net assets.
3 Restricted security represents 0.0% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $51,927,000 of collateral received for securities on loan.
6 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
7 Securities with a value of $16,992,000 and cash of $5,105,000 have been segregated as initial margin for open futures contracts.
8 Securities with a value of $2,244,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures

Global Equity Fund

contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund may also enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the fund's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	Sept 2010	91	23,355	(644)
Dow Jones EURO STOXX 50 Index	Sept 2010	654	20,572	(541)
Topix Index	Sept 2010	98	9,286	(115)
FTSE 100 Index	Sept 2010	165	12,048	(694)
E-mini S&P 500 Index	Sept 2010	51	2,618	(114)
S&P ASX 200 Index	Sept 2010	99	8,910	(509)
MSCI Taiwan Index	July 2010	69	1,740	(43)

Global Equity Fund

Unrealized appreciation (depreciation) on open S & P 500 Index, FTSE 100 Index, and E-mini S&P 500 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At June 30, 2010 the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
					Appreciation
					(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
7/15/10	USD	50,738	EUR	41,454	(1,249)
9/22/10	EUR	14,415	USD	17,665	(51)
9/15/10	JPY	831,922	USD	9,414	304
9/22/10	GBP	8,517	USD	12,741	170
9/22/10	AUD	11,151	USD	9,322	(168)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks - International	166,083	1,840,695	54
Common Stocks – U.S.	1,322,507	—	—
Preferred Stock - International	—	50	—
Convertible Bonds	—	5,401	—
Temporary Cash Investments	133,182	31,984	—
Futures Contracts—Assets[1]	160	—	—
Futures Contracts—Liabilities[1]	(844)	—	—

Global Equity Fund

Forward Currency Contracts—Assets	—	474	—
Forward Currency Contracts—Liabilities	—	(1,468)	—
Total	1,621,088	1,877,136	54
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended June 30, 2010:

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of September 30, 2009	59
Change in Unrealized Appreciation (Depreciation)	(5)
Balance as of June 30, 2010	54

E. At June 30, 2010, the cost of investment securities for tax purposes was $3,463,216,000. Net unrealized appreciation of investment securities for tax purposes was $36,740,000, consisting of unrealized gains of $552,743,000 on securities that had risen in value since their purchase and $516,003,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Strategic Small-Cap Equity Fund

Schedule of Investments
As of June 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (14.8%)
* Aeropostale Inc.	42,150	1,207
* Tempur-Pedic International Inc.	36,900	1,135
* Big Lots Inc.	33,800	1,085
* Valassis Communications Inc.	31,700	1,005
* Warnaco Group Inc.	25,800	932
Finish Line Inc. Class A	62,800	875
* Panera Bread Co. Class A	10,900	821
* CEC Entertainment Inc.	23,200	818
Cooper Tire & Rubber Co.	41,500	809
* Career Education Corp.	33,700	776
* Rent-A-Center Inc.	37,700	764
Cracker Barrel Old Country Store Inc.	14,524	676
* Liberty Media Corp. - Capital	15,300	641
PF Chang's China Bistro Inc.	15,900	630
* Dana Holding Corp.	61,200	612
* Jo-Ann Stores Inc.	15,900	596
* Sinclair Broadcast Group Inc. Class A	99,100	578
* TRW Automotive Holdings Corp.	20,460	564
* La-Z-Boy Inc.	70,500	524
* Papa John's International Inc.	21,815	504
* Sally Beauty Holdings Inc.	58,100	476
Jones Apparel Group Inc.	24,600	390
Scholastic Corp.	15,500	374
* Skechers U.S.A. Inc. Class A	9,800	358
* JOS A Bank Clothiers Inc.	6,300	340
Williams-Sonoma Inc.	13,200	328
* HSN Inc.	13,100	314
* New York Times Co. Class A	31,700	274
* Standard Pacific Corp.	80,500	268
Oxford Industries Inc.	12,500	262
* Denny's Corp.	89,572	233
* Steven Madden Ltd.	6,900	217
* Carter's Inc.	7,900	207
Phillips-Van Heusen Corp.	4,466	207
* Fossil Inc.	5,800	201
Dillard's Inc. Class A	8,500	183
Tupperware Brands Corp.	4,400	175
* Journal Communications Inc. Class A	43,475	173
* Domino's Pizza Inc.	14,800	167
* Biglari Holdings Inc.	547	157
* Stein Mart Inc.	22,700	141
* Lincoln Educational Services Corp.	6,738	139
* AFC Enterprises Inc.	14,800	135
* AnnTaylor Stores Corp.	8,000	130
Gannett Co. Inc.	9,500	128
* Deckers Outdoor Corp.	861	123
* DSW Inc. Class A	5,400	121
* Corinthian Colleges Inc.	12,300	121
* Cheesecake Factory Inc.	5,100	114

* Beazer Homes USA Inc.	29,156	106
Thor Industries Inc.	4,400	104
* Ruby Tuesday Inc.	12,000	102
* Talbots Inc.	9,000	93
* Sonic Automotive Inc. Class A	10,700	92
Courier Corp.	5,800	71
Regis Corp.	4,400	68
* J Crew Group Inc.	1,700	63
Chico's FAS Inc.	6,065	60
Big 5 Sporting Goods Corp.	4,300	56
Hillenbrand Inc.	2,612	56
Stage Stores Inc.	5,200	56
* Timberland Co. Class A	3,300	53
American Greetings Corp. Class A	2,600	49
* Pier 1 Imports Inc.	7,500	48
* Universal Technical Institute Inc.	1,900	45
Cinemark Holdings Inc.	3,200	42
Sotheby's	1,800	41
* Office Depot Inc.	9,636	39
Sturm Ruger & Co. Inc.	2,200	32
* Ulta Salon Cosmetics & Fragrance Inc.	1,100	26
* Meritage Homes Corp.	1,400	23
* Brookfield Homes Corp.	3,200	22
* Belo Corp. Class A	3,373	19
		23,374
Consumer Staples (3.9%)
Del Monte Foods Co.	85,800	1,235
Lancaster Colony Corp.	11,500	614
Andersons Inc.	17,100	557
Nu Skin Enterprises Inc. Class A	20,500	511
Casey's General Stores Inc.	14,300	499
* Central Garden and Pet Co. Class A	46,506	417
* Revlon Inc. Class A	32,800	366
* TreeHouse Foods Inc.	7,800	356
Sanderson Farms Inc.	6,400	325
Coca-Cola Bottling Co. Consolidated	5,200	249
* Boston Beer Co. Inc. Class A	3,600	243
* American Italian Pasta Co.	3,400	180
Ruddick Corp.	5,600	173
* United Natural Foods Inc.	4,500	134
National Beverage Corp.	10,100	124
J&J Snack Foods Corp.	2,900	122
Herbalife Ltd.	1,400	64
Corn Products International Inc.	2,000	61
* Central Garden and Pet Co.	2,700	26
		6,256
Energy (5.8%)
Core Laboratories NV	7,600	1,122
* Oil States International Inc.	27,197	1,076
Southern Union Co.	43,000	940
World Fuel Services Corp.	34,100	885
* Helix Energy Solutions Group Inc.	68,300	736
* Stone Energy Corp.	48,800	545
* Rosetta Resources Inc.	20,900	414
* Matrix Service Co.	40,842	380
* SM Energy Co.	7,700	309
* Cal Dive International Inc.	45,400	266

* McMoRan Exploration Co.	18,100	201
* Gran Tierra Energy Inc.	40,300	200
* PHI Inc.	13,000	183
* Swift Energy Co.	6,700	180
Berry Petroleum Co. Class A	6,700	172
* James River Coal Co.	10,600	169
* Energy Partners Ltd.	12,500	153
* Tetra Technologies Inc.	16,300	148
* Gulfport Energy Corp.	12,400	147
* Energy XXI Bermuda Ltd.	9,130	144
* Complete Production Services Inc.	8,300	119
* International Coal Group Inc.	30,517	117
* Brigham Exploration Co.	7,054	108
CARBO Ceramics Inc.	1,500	108
* Venoco Inc.	5,229	86
* Bristow Group Inc.	2,800	82
* Crosstex Energy Inc.	12,000	77
* OYO Geospace Corp.	1,300	63
* Petroquest Energy Inc.	8,714	59
* Cloud Peak Energy Inc.	4,200	56
* Warren Resources Inc.	8,300	24
		9,269
Financials (21.1%)
Bank of Hawaii Corp.	23,600	1,141
Endurance Specialty Holdings Ltd.	29,600	1,111
Ares Capital Corp.	74,600	935
Horace Mann Educators Corp.	54,300	831
Nelnet Inc. Class A	42,000	810
International Bancshares Corp.	46,900	783
Platinum Underwriters Holdings Ltd.	21,500	780
* AmeriCredit Corp.	40,400	736
First Citizens BancShares Inc.	3,700	712
Jones Lang LaSalle Inc.	9,970	654
* Dollar Financial Corp.	30,956	613
NewAlliance Bancshares Inc.	51,500	577
Prosperity Bancshares Inc.	16,300	566
Cash America International Inc.	16,213	556
City Holding Co.	19,462	543
United Bankshares Inc.	22,600	541
CommonWealth REIT	86,500	537
CBL & Associates Properties Inc.	42,700	531
Bank of the Ozarks Inc.	14,900	528
Brandywine Realty Trust	47,600	512
Highwoods Properties Inc.	18,410	511
* World Acceptance Corp.	13,300	510
UMB Financial Corp.	13,800	491
Allied World Assurance Co. Holdings Ltd.	10,800	490
Trustmark Corp.	23,222	483
* Ashford Hospitality Trust Inc.	58,100	426
Apartment Investment & Management Co.	21,800	422
Douglas Emmett Inc.	29,600	421
* Altisource Portfolio Solutions SA	16,800	416
Mid-America Apartment Communities Inc.	8,070	415
First Potomac Realty Trust	28,700	412
Pennsylvania Real Estate Investment Trust	33,326	407
American Physicians Capital Inc.	13,072	403
Camden Property Trust	9,800	400

Infinity Property & Casualty Corp.	8,600	397
FirstMerit Corp.	22,917	393
Amtrust Financial Services Inc.	32,600	393
U-Store-It Trust	52,300	390
Extra Space Storage Inc.	27,800	386
Sun Communities Inc.	14,800	384
SCBT Financial Corp.	10,900	384
* Forestar Group Inc.	21,100	379
CapLease Inc.	75,100	346
Colonial Properties Trust	23,670	344
PS Business Parks Inc.	6,036	337
* Forest City Enterprises Inc. Class A	28,900	327
Potlatch Corp.	9,100	325
Parkway Properties Inc.	22,300	325
* Meridian Interstate Bancorp Inc.	29,669	323
Equity Lifestyle Properties Inc.	6,700	323
Aspen Insurance Holdings Ltd.	13,000	322
Advance America Cash Advance Centers Inc.	76,200	315
Mack-Cali Realty Corp.	9,920	295
* FPIC Insurance Group Inc.	10,800	277
* ProAssurance Corp.	4,400	250
Medical Properties Trust Inc.	26,300	248
Montpelier Re Holdings Ltd.	16,200	242
Republic Bancorp Inc.	10,700	240
* Credit Acceptance Corp.	4,610	225
Lexington Realty Trust	37,400	225
* First Industrial Realty Trust Inc.	44,200	213
First Financial Corp.	8,100	209
Provident New York Bancorp	22,443	199
SL Green Realty Corp.	3,600	198
First Financial Bankshares Inc.	4,100	197
Bancfirst Corp.	5,126	187
* Signature Bank	4,900	186
* Cardtronics Inc.	14,100	183
Oriental Financial Group Inc.	14,300	181
Community Bank System Inc.	8,000	176
NBT Bancorp Inc.	8,600	176
Great Southern Bancorp Inc.	8,400	171
Fulton Financial Corp.	14,700	142
Camden National Corp.	5,100	140
* PHH Corp.	7,071	135
Glimcher Realty Trust	21,700	130
Westamerica Bancorporation	2,300	121
* Grubb & Ellis Co.	119,530	117
Kearny Financial Corp.	12,500	114
Chimera Investment Corp.	30,400	110
Dime Community Bancshares	8,600	106
Provident Financial Services Inc.	7,400	87
MFA Financial Inc.	11,200	83
* Sunstone Hotel Investors Inc.	7,526	75
S&T Bancorp Inc.	3,600	71
Winthrop Realty Trust	5,400	69
MVC Capital Inc.	4,900	63
BlackRock Kelso Capital Corp.	6,400	63
FBL Financial Group Inc. Class A	3,000	63
Park National Corp.	900	59
* Greenlight Capital Re Ltd. Class A	2,300	58
Wintrust Financial Corp.	1,700	57

	Flagstone Reinsurance Holdings SA	5,000	54
	Tompkins Financial Corp.	1,430	54
	Alterra Capital Holdings Ltd.	2,800	53
	Arrow Financial Corp.	2,134	49
	First Financial Bancorp	3,200	48
	DiamondRock Hospitality Co.	5,768	47
	Southside Bancshares Inc.	2,100	41
*	First Cash Financial Services Inc.	1,800	39
*	Beneficial Mutual Bancorp Inc.	3,800	38
	Protective Life Corp.	1,600	34
	Clifton Savings Bancorp Inc.	3,822	33
	Northfield Bancorp Inc.	2,500	32
	NASB Financial Inc.	1,900	29
	Unitrin Inc.	1,100	28
	Alexandria Real Estate Equities Inc.	400	25
	GAMCO Investors Inc.	600	22
	Rockville Financial Inc.	1,800	21
			33,385
Health Care (11.7%)
*	American Medical Systems Holdings Inc.	40,700	900
*	Emergency Medical Services Corp. Class A	18,180	891
	STERIS Corp.	28,500	886
*	Bruker Corp.	70,000	851
	Cooper Cos. Inc.	19,600	780
*	Cepheid Inc.	47,100	755
*	LifePoint Hospitals Inc.	23,100	725
*	Health Management Associates Inc. Class A	88,300	686
*	Bio-Rad Laboratories Inc. Class A	7,606	658
	Chemed Corp.	11,500	628
*	Tenet Healthcare Corp.	144,300	626
*	Healthsouth Corp.	31,600	591
	Medicis Pharmaceutical Corp. Class A	26,100	571
	Universal Health Services Inc. Class B	14,800	565
*,^ Amedisys Inc.		11,300	497
*	Valeant Pharmaceuticals International	9,500	497
*	Salix Pharmaceuticals Ltd.	12,700	496
*	Gentiva Health Services Inc.	16,900	456
*	Molina Healthcare Inc.	15,406	444
	PDL BioPharma Inc.	77,800	437
*	Dionex Corp.	5,500	410
*	Triple-S Management Corp. Class B	20,100	373
*	Affymetrix Inc.	61,500	363
*	Cyberonics Inc.	15,191	360
*	Impax Laboratories Inc.	17,400	332
*	Par Pharmaceutical Cos. Inc.	12,600	327
*	Kensey Nash Corp.	13,600	322
	Invacare Corp.	15,100	313
*	Healthspring Inc.	16,800	261
*	Sirona Dental Systems Inc.	6,300	219
*	Nabi Biopharmaceuticals	39,100	213
*	Corvel Corp.	6,100	206
*	PharMerica Corp.	12,500	183
*	Catalyst Health Solutions Inc.	4,400	152
*	Savient Pharmaceuticals Inc.	11,903	150
*	Enzon Pharmaceuticals Inc.	13,600	145
*	Nektar Therapeutics	11,300	137
*	eResearchTechnology Inc.	16,800	132

* Odyssey HealthCare Inc.	4,200	112
* Universal American Corp.	7,200	104
Hill-Rom Holdings Inc.	2,600	79
* Virtual Radiologic Corp.	4,000	69
* Zymogenetics Inc.	14,900	63
* Medicines Co.	8,100	62
* Genomic Health Inc.	4,500	58
* Osiris Therapeutics Inc.	10,000	58
* Akorn Inc.	19,000	56
* Assisted Living Concepts Inc. Class A	1,800	53
* Kindred Healthcare Inc.	3,600	46
* China Biologic Products Inc.	3,900	43
Owens & Minor Inc.	1,500	43
* Brookdale Senior Living Inc.	2,279	34
Cantel Medical Corp.	1,500	25
* Auxilium Pharmaceuticals Inc.	1,000	23
		18,466
Industrials (15.3%)
* Oshkosh Corp.	34,300	1,069
Triumph Group Inc.	15,100	1,006
* EMCOR Group Inc.	40,800	945
Timken Co.	36,200	941
* EnerSys	43,576	931
Carlisle Cos. Inc.	25,000	903
AO Smith Corp.	18,100	872
* WESCO International Inc.	23,900	805
* Avis Budget Group Inc.	81,000	795
* General Cable Corp.	28,700	765
Regal-Beloit Corp.	13,400	747
Briggs & Stratton Corp.	41,500	706
* Armstrong World Industries Inc.	23,200	700
* Alaska Air Group Inc.	14,200	638
* Hawaiian Holdings Inc.	116,700	603
Deluxe Corp.	31,900	598
* Consolidated Graphics Inc.	13,700	592
* ACCO Brands Corp.	116,600	582
Apogee Enterprises Inc.	46,942	508
* M&F Worldwide Corp.	18,200	493
Allegiant Travel Co. Class A	11,000	470
Werner Enterprises Inc.	18,900	414
* Esterline Technologies Corp.	8,400	399
Ennis Inc.	26,300	395
Schawk Inc. Class A	25,700	384
* ATC Technology Corp.	23,600	380
* ArvinMeritor Inc.	27,142	356
Crane Co.	11,600	350
* Dollar Thrifty Automotive Group Inc.	8,145	347
* Amerco Inc.	5,900	325
Toro Co.	6,500	319
* Thomas & Betts Corp.	9,000	312
Tennant Co.	8,500	288
Universal Forest Products Inc.	8,800	267
* Corrections Corp. of America	13,400	256
Nordson Corp.	3,900	219
Ampco-Pittsburgh Corp.	9,930	207
AAON Inc.	8,200	191
Cubic Corp.	4,900	178

* United Stationers Inc.	3,200	174
* UAL Corp.	7,800	160
* Blount International Inc.	14,200	146
Seaboard Corp.	86	130
Raven Industries Inc.	3,500	118
Watts Water Technologies Inc. Class A	4,100	118
* APAC Customer Services Inc.	19,000	108
* Powell Industries Inc.	3,793	104
* Atlas Air Worldwide Holdings Inc.	2,100	100
Kimball International Inc. Class B	16,400	91
Albany International Corp.	5,500	89
Applied Industrial Technologies Inc.	3,400	86
* Vicor Corp.	6,700	84
HNI Corp.	2,900	80
AZZ Inc.	2,100	77
* Macquarie Infrastructure Co. LLC	6,000	77
John Bean Technologies Corp.	4,700	72
* DynCorp International Inc. Class A	3,800	67
Great Lakes Dredge & Dock Corp.	11,000	66
* Genco Shipping & Trading Ltd.	4,088	61
Standex International Corp.	2,300	58
Lindsay Corp.	1,700	54
Tredegar Corp.	3,300	54
* EnPro Industries Inc.	1,900	54
* Sauer-Danfoss Inc.	4,300	53
* Kadant Inc.	3,000	52
* Colfax Corp.	5,000	52
* Metalico Inc.	12,700	51
TAL International Group Inc.	2,167	49
NACCO Industries Inc. Class A	542	48
* Beacon Roofing Supply Inc.	2,600	47
ABM Industries Inc.	2,200	46
* Michael Baker Corp.	1,300	45
* Waste Services Inc.	3,846	45
* Ladish Co. Inc.	1,848	42
* GenCorp Inc.	9,100	40
* Layne Christensen Co.	1,600	39
Quanex Building Products Corp.	2,100	36
* Standard Parking Corp.	1,700	27
* Griffon Corp.	2,300	25
Aircastle Ltd.	2,800	22
* SFN Group Inc.	3,529	19
		24,222
Information Technology (16.8%)
Solera Holdings Inc.	34,100	1,234
* VeriFone Systems Inc.	56,400	1,068
* Tech Data Corp.	27,400	976
* Rovi Corp.	24,583	932
* Gartner Inc.	39,300	914
* Sanmina-SCI Corp.	63,200	860
* Teradyne Inc.	75,031	732
* RF Micro Devices Inc.	182,694	714
* Plexus Corp.	26,265	702
Earthlink Inc.	88,200	702
* Riverbed Technology Inc.	24,900	688
* Veeco Instruments Inc.	19,900	682
* Vishay Intertechnology Inc.	84,600	655

* AsiaInfo Holdings Inc.	29,700	649
Syntel Inc.	18,752	637
* Anixter International Inc.	14,800	631
* Acxiom Corp.	41,400	608
* Lattice Semiconductor Corp.	121,900	529
* Unisys Corp.	28,460	526
* Quantum Corp.	278,600	524
Micrel Inc.	50,400	513
* TriQuint Semiconductor Inc.	83,568	511
MAXIMUS Inc.	8,233	476
* InterDigital Inc.	18,700	462
* NeuStar Inc. Class A	22,200	458
* QLogic Corp.	27,300	454
* TIBCO Software Inc.	35,800	432
* Conexant Systems Inc.	175,400	393
* CSG Systems International Inc.	20,784	381
* Mantech International Corp. Class A	8,925	380
iGate Corp.	28,871	370
* Synaptics Inc.	12,900	355
* Tekelec	23,700	314
* Insight Enterprises Inc.	23,700	312
Plantronics Inc.	10,400	297
* MercadoLibre Inc.	5,500	289
* SYNNEX Corp.	11,100	284
* Multi-Fineline Electronix Inc.	11,200	280
* Global Cash Access Holdings Inc.	38,500	278
* Fairchild Semiconductor International Inc. Class A	31,500	265
* Amkor Technology Inc.	48,000	265
* Atheros Communications Inc.	9,300	256
* Diodes Inc.	15,800	251
* Atmel Corp.	47,900	230
* JDA Software Group Inc.	10,200	224
Opnet Technologies Inc.	14,500	213
* Volterra Semiconductor Corp.	7,900	182
Blackbaud Inc.	7,700	168
* MicroStrategy Inc. Class A	2,200	165
* Liquidity Services Inc.	12,200	158
* TeleTech Holdings Inc.	12,000	155
Agilysys Inc.	22,100	148
* Manhattan Associates Inc.	5,200	143
* Brightpoint Inc.	17,700	124
* Netscout Systems Inc.	8,400	119
Renaissance Learning Inc.	7,500	110
* OSI Systems Inc.	3,400	94
* Arris Group Inc.	8,700	89
* ADC Telecommunications Inc.	9,800	73
* RealNetworks Inc.	21,900	72
* SonicWALL Inc.	5,800	68
* Extreme Networks	25,200	68
* THQ Inc.	15,600	67
Heartland Payment Systems Inc.	4,000	59
* Cadence Design Systems Inc.	10,200	59
* Isilon Systems Inc.	4,568	59
* Netgear Inc.	3,100	55
ADTRAN Inc.	2,000	55
* Power-One Inc.	6,583	44
* Entegris Inc.	10,900	43
* Progress Software Corp.	1,400	42

* Interactive Intelligence Inc.	2,522	41
* Quest Software Inc.	2,200	40
* Aruba Networks Inc.	2,400	34
* Omnivision Technologies Inc.	1,500	32
* Littelfuse Inc.	966	31
* SMART Modular Technologies WWH Inc.	5,200	30
* Bottomline Technologies Inc.	2,300	30
* Cypress Semiconductor Corp.	2,600	26
* Magma Design Automation Inc.	8,800	25
Marchex Inc. Class B	5,400	21
CTS Corp.	2,100	19
		26,654
Materials (5.1%)
Rock-Tenn Co. Class A	22,000	1,093
* Clearwater Paper Corp.	17,300	947
Innophos Holdings Inc.	34,700	905
Silgan Holdings Inc.	29,600	840
* PolyOne Corp.	99,500	838
Domtar Corp.	14,200	698
Ashland Inc.	11,548	536
* Solutia Inc.	33,000	432
NewMarket Corp.	3,600	314
Schweitzer-Mauduit International Inc.	5,600	283
Stepan Co.	4,100	281
Cytec Industries Inc.	4,900	196
Worthington Industries Inc.	7,500	96
* Graphic Packaging Holding Co.	29,400	93
A Schulman Inc.	3,800	72
* Wausau Paper Corp.	10,000	68
* Boise Inc.	11,402	63
Arch Chemicals Inc.	2,000	61
* Kraton Performance Polymers Inc.	3,100	58
* WR Grace & Co.	2,300	48
* Innospec Inc.	5,000	47
Neenah Paper Inc.	1,944	36
* Buckeye Technologies Inc.	3,500	35
* Century Aluminum Co.	2,500	22
		8,062
Telecommunication Services (1.1%)
* tw telecom inc Class A	32,400	540
USA Mobility Inc.	32,000	413
* Cincinnati Bell Inc.	110,300	332
NTELOS Holdings Corp.	16,900	291
Consolidated Communications Holdings Inc.	4,500	77
* ICO Global Communications Holdings Ltd.	39,700	64
		1,717
Utilities (3.9%)
Atmos Energy Corp.	41,400	1,119
IDACORP Inc.	23,700	789
NorthWestern Corp.	28,900	757
Avista Corp.	30,400	594
Southwest Gas Corp.	18,500	546
WGL Holdings Inc.	13,600	463
Nicor Inc.	9,500	385
Unisource Energy Corp.	11,900	359
AGL Resources Inc.	8,980	322
Cleco Corp.	6,700	177

PNM Resources Inc.			13,900	155
UIL Holdings Corp.			5,900	148
Hawaiian Electric Industries Inc.			5,800	132
CMS Energy Corp.			7,200	105
Chesapeake Utilities Corp.			1,300	41
Black Hills Corp.			1,422	40
				6,132
Total Common Stocks (Cost $148,732)				157,537
Temporary Cash Investments (1.1%)[1]
Money Market Fund (1.0%)
[2,3] Vanguard Market Liquidity Fund	0.286%		1,647,523	1,648

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Freddie Mac Discount Notes	0.245%	9/21/10	100	100
Total Temporary Cash Investments (Cost $1,747)				1,748
Total Investments (100.6%) (Cost $150,479)				159,285
Other Assets and Liabilities-Net (-0.6%)[3]				(937)
Net Assets (100%)				158,348

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $163,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $170,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Strategic Small-Cap Equity Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2010	14	851	(74)
E-mini S&P 500 Index	September 2010	1	51	(4)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2010, based on the inputs used to value them:

Strategic Small-Cap Equity Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	157,537	-	-
Temporary Cash Investments	1,648	100	-
Futures Contracts—Assets[1]	3	-	-
Futures Contracts—Liabilities[1]	(10)	-	-
Total	159,178	100	-
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2010, the cost of investment securities for tax purposes was $150,479,000. Net unrealized appreciation of investment securities for tax purposes was $8,806,000, consisting of unrealized gains of $21,632,000 on securities that had risen in value since their purchase and $12,826,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD HORIZON FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 23, 2010
VANGUARD HORIZON FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 23, 2010

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.